American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Equity ETF (AVUS)
November 30, 2021

Avantis U.S. Equity ETF - Schedule of Investments
NOVEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.9%
AAR Corp.(1)	2,071	67,638
Aerojet Rocketdyne Holdings, Inc.	5,457	229,412
AeroVironment, Inc.(1)	343	27,701
Astronics Corp.(1)	2,546	26,631
Axon Enterprise, Inc.(1)	2,579	435,309
Boeing Co. (The)(1)	7,434	1,470,817
BWX Technologies, Inc.	10,325	492,502
Curtiss-Wright Corp.	3,062	385,261
Ducommun, Inc.(1)	359	15,261
General Dynamics Corp.	3,152	595,633
HEICO Corp.	359	49,729
HEICO Corp., Class A	658	81,724
Hexcel Corp.(1)	10,231	525,669
Howmet Aerospace, Inc.	15,058	423,582
Huntington Ingalls Industries, Inc.	2,551	452,828
Kaman Corp.	2,320	85,840
L3Harris Technologies, Inc.	4,210	880,227
Lockheed Martin Corp.	6,585	2,194,912
Mercury Systems, Inc.(1)	663	32,454
Moog, Inc., Class A	4,989	345,089
National Presto Industries, Inc.	34	2,781
Northrop Grumman Corp.	2,323	810,262
Park Aerospace Corp.	308	3,973
Parsons Corp.(1)	1,503	49,885
Raytheon Technologies Corp.	32,145	2,601,173
Spirit AeroSystems Holdings, Inc., Class A	7,588	287,282
Textron, Inc.	23,904	1,692,403
TransDigm Group, Inc.(1)	750	433,537
Triumph Group, Inc.(1)	14	235
		14,699,750
Air Freight and Logistics — 0.8%
Air Transport Services Group, Inc.(1)	15,722	388,176
Atlas Air Worldwide Holdings, Inc.(1)	6,220	544,934
CH Robinson Worldwide, Inc.	7,059	671,240
Expeditors International of Washington, Inc.	13,134	1,597,357
FedEx Corp.	16,636	3,832,435
Forward Air Corp.	4,674	461,558
GXO Logistics, Inc.(1)	3,289	315,908
Hub Group, Inc., Class A(1)	5,877	456,467
Radiant Logistics, Inc.(1)	2,853	21,512
United Parcel Service, Inc., Class B	28,657	5,684,689
		13,974,276
Airlines — 0.3%
Alaska Air Group, Inc.(1)	7,896	383,509
Allegiant Travel Co.(1)	2,249	389,572
American Airlines Group, Inc.(1)	19,752	349,413
Delta Air Lines, Inc.(1)	21,849	790,934
Hawaiian Holdings, Inc.(1)	10,358	189,344

JetBlue Airways Corp.(1)	31,989	429,292
Mesa Air Group, Inc.(1)	361	2,549
SkyWest, Inc.(1)	8,194	320,959
Southwest Airlines Co.(1)	33,521	1,488,332
Spirit Airlines, Inc.(1)	13,377	279,713
United Airlines Holdings, Inc.(1)	10,013	423,149
		5,046,766
Auto Components — 0.7%
Adient plc(1)	9,354	397,077
American Axle & Manufacturing Holdings, Inc.(1)	35,801	317,197
Aptiv plc(1)	12,810	2,054,083
Autoliv, Inc.	10,804	1,041,398
BorgWarner, Inc.	30,668	1,327,311
Cooper-Standard Holdings, Inc.(1)	1,463	33,781
Dana, Inc.	19,816	426,044
Fox Factory Holding Corp.(1)	873	153,447
Gentex Corp.	35,063	1,207,219
Gentherm, Inc.(1)	5,384	454,679
Goodyear Tire & Rubber Co. (The)(1)	48,579	976,924
LCI Industries	3,074	468,078
Lear Corp.	6,923	1,161,610
Modine Manufacturing Co.(1)	7,884	81,678
Motorcar Parts of America, Inc.(1)	346	5,550
Patrick Industries, Inc.	3,199	255,184
Standard Motor Products, Inc.	871	43,585
Stoneridge, Inc.(1)	1,367	29,842
Tenneco, Inc., Class A(1)	21,167	222,253
Veoneer, Inc.(1)	2,873	102,279
Visteon Corp.(1)	3,577	378,876
XPEL, Inc.(1)	682	49,029
		11,187,124
Automobiles — 1.6%
Fisker, Inc.(1)	3,082	65,924
Ford Motor Co.	282,881	5,428,486
General Motors Co.(1)	85,524	4,949,274
Harley-Davidson, Inc.	21,332	781,391
Tesla, Inc.(1)	12,656	14,488,083
Thor Industries, Inc.	4,099	433,305
Winnebago Industries, Inc.	5,425	391,794
		26,538,257
Banks — 6.1%
1st Source Corp.	879	40,654
Allegiance Bancshares, Inc.	623	25,188
Amalgamated Financial Corp.	292	4,941
Amerant Bancorp, Inc.(1)	1,415	39,832
American National Bankshares, Inc.	154	5,633
Ameris Bancorp	8,444	410,970
Arrow Financial Corp.	1,088	37,536
Associated Banc-Corp.	18,289	400,529
Atlantic Capital Bancshares, Inc.(1)	2,432	67,950
Atlantic Union Bankshares Corp.	6,161	200,294
Banc of California, Inc.	2,598	50,895
BancFirst Corp.	1,781	113,325
Bancorp, Inc. (The)(1)	14,703	415,654
Bank First Corp.	497	34,904

Bank of America Corp.	207,475	9,226,413
Bank of Hawaii Corp.	4,609	367,706
Bank of Marin Bancorp	359	12,436
Bank OZK	11,240	502,540
BankUnited, Inc.	10,723	425,060
Banner Corp.	2,289	131,114
Bar Harbor Bankshares	1,022	29,199
Baycom Corp.(1)	25	455
BCB Bancorp, Inc.	604	8,873
Berkshire Hills Bancorp, Inc.	6,371	170,169
BOK Financial Corp.	1,259	129,941
Brookline Bancorp., Inc.	8,881	137,034
Bryn Mawr Bank Corp.	623	27,786
Business First Bancshares, Inc.	1,651	45,403
Byline Bancorp, Inc.	820	21,295
Cadence Bank	26,866	785,025
Camden National Corp.	1,661	76,107
Capital City Bank Group, Inc.	1,070	28,366
Capstar Financial Holdings, Inc.	1,345	28,016
Carter Bankshares, Inc.(1)	2,725	39,540
Cathay General Bancorp	9,270	388,506
CBTX, Inc.	154	4,281
Central Pacific Financial Corp.	3,426	91,714
Central Valley Community Bancorp	21	441
CIT Group, Inc.	14,539	713,283
Citigroup, Inc.	86,401	5,503,744
Citizens & Northern Corp.	329	8,139
Citizens Financial Group, Inc.	28,619	1,352,820
City Holding Co.	1,033	81,049
Civista Bancshares, Inc.	355	8,353
CNB Financial Corp.	1,454	38,313
Codorus Valley Bancorp, Inc.	16	347
Columbia Banking System, Inc.	4,206	138,209
Comerica, Inc.	13,705	1,131,074
Commerce Bancshares, Inc.	7,688	536,622
Community Bank System, Inc.	5,158	364,464
Community Bankers Trust Corp.	896	10,071
Community Trust Bancorp, Inc.	1,699	71,358
ConnectOne Bancorp, Inc.	4,512	146,640
CrossFirst Bankshares, Inc.(1)	2,277	31,855
Cullen/Frost Bankers, Inc.	3,796	477,878
Customers Bancorp, Inc.(1)	5,891	339,557
CVB Financial Corp.	11,096	212,045
Dime Community Bancshares, Inc.	1,862	63,867
Eagle Bancorp, Inc.	6,755	380,644
East West Bancorp, Inc.	15,406	1,186,262
Eastern Bankshares, Inc.	26,534	534,129
Enterprise Bancorp, Inc.	600	23,652
Enterprise Financial Services Corp.	2,221	102,988
Equity Bancshares, Inc., Class A(1)	1,664	54,113
F.N.B. Corp.	50,191	585,227
Farmers National Banc Corp.	2,115	37,203
FB Financial Corp.	1,963	84,213
Fifth Third Bancorp	57,062	2,405,163
Financial Institutions, Inc.	2,042	62,894

First BanCorp	32,913	437,414
First Bancorp, Inc. (The)	582	17,623
First Bancorp/Southern Pines NC	1,575	69,993
First Bancshares, Inc. (The)	623	24,210
First Busey Corp.	5,649	145,179
First Business Financial Services, Inc.	299	8,554
First Citizens BancShares, Inc., Class A	661	531,431
First Commonwealth Financial Corp.	6,824	102,565
First Community Bankshares, Inc.	683	22,334
First Financial Bancorp	15,500	356,500
First Financial Bankshares, Inc.	9,046	451,576
First Financial Corp.	792	34,420
First Foundation, Inc.	5,182	131,726
First Hawaiian, Inc.	13,798	362,198
First Horizon Corp.	40,354	650,910
First Internet Bancorp	768	33,262
First Interstate BancSystem, Inc., Class A	2,547	103,918
First Merchants Corp.	8,429	336,233
First Mid Bancshares, Inc.	1,142	47,998
First Midwest Bancorp., Inc.	16,239	320,395
First of Long Island Corp. (The)	2,483	52,019
First Republic Bank	7,697	1,613,753
Flushing Financial Corp.	3,722	87,914
Fulton Financial Corp.	23,280	367,591
German American Bancorp, Inc.	1,612	63,078
Glacier Bancorp, Inc.	8,514	462,310
Great Southern Bancorp, Inc.	840	46,729
Great Western Bancorp, Inc.	8,897	298,494
Guaranty Bancshares, Inc.	311	11,429
Hancock Whitney Corp.	9,458	451,903
Hanmi Financial Corp.	2,991	67,208
HarborOne Bancorp, Inc.	5,601	77,798
Heartland Financial USA, Inc.	7,455	354,113
Heritage Commerce Corp.	2,471	27,082
Heritage Financial Corp.	887	20,782
Hilltop Holdings, Inc.	11,890	404,617
Home BancShares, Inc.	14,840	355,121
HomeStreet, Inc.	2,025	99,974
HomeTrust Bancshares, Inc.	894	26,847
Hope Bancorp, Inc.	23,967	343,926
Horizon Bancorp, Inc.	2,959	57,405
Howard Bancorp, Inc.(1)	542	11,198
Huntington Bancshares, Inc.	143,748	2,133,220
Independent Bank Corp. (Massachusetts)	5,440	430,086
Independent Bank Corp. (Michigan)	2,095	47,242
Independent Bank Group, Inc.	1,224	84,982
International Bancshares Corp.	9,078	381,367
Investar Holding Corp.	168	3,011
Investors Bancorp, Inc.	28,974	431,423
JPMorgan Chase & Co.	93,801	14,898,413
KeyCorp	76,451	1,715,560
Lakeland Bancorp, Inc.	5,132	91,811
Lakeland Financial Corp.	1,878	132,624
Live Oak Bancshares, Inc.	6,034	537,629
M&T Bank Corp.	6,901	1,011,756

Macatawa Bank Corp.	2,744	23,104
MainStreet Bancshares, Inc.(1)	72	1,704
Mercantile Bank Corp.	1,223	41,068
Meta Financial Group, Inc.	7,479	447,020
Metrocity Bankshares, Inc.	700	18,830
Metropolitan Bank Holding Corp.(1)	827	78,507
Midland States Bancorp, Inc.	1,619	38,532
MidWestOne Financial Group, Inc.	888	27,350
MVB Financial Corp.	1,299	53,350
National Bank Holdings Corp., Class A	2,932	124,962
NBT Bancorp, Inc.	4,026	145,379
Nicolet Bankshares, Inc.(1)	707	50,416
Northeast Bank	351	11,369
Northrim BanCorp, Inc.	279	11,313
OceanFirst Financial Corp.	3,729	76,855
OFG Bancorp	7,473	180,099
Old National Bancorp.	16,527	291,867
Old Second Bancorp, Inc.	2,211	27,306
Origin Bancorp, Inc.	2,564	108,175
Orrstown Financial Services, Inc.	338	7,909
Pacific Premier Bancorp, Inc.	3,742	145,003
PacWest Bancorp	9,578	428,520
Park National Corp.	2,613	339,925
Parke Bancorp, Inc.	565	11,583
PCB Bancorp.	57	1,269
Peapack-Gladstone Financial Corp.	887	29,342
People's United Financial, Inc.	30,482	519,413
Peoples Bancorp, Inc.	2,044	63,037
Pinnacle Financial Partners, Inc.	4,733	451,576
PNC Financial Services Group, Inc. (The)	17,158	3,380,126
Popular, Inc.	9,834	765,282
Preferred Bank	1,921	130,916
Primis Financial Corp.	438	6,693
Prosperity Bancshares, Inc.	5,404	385,197
QCR Holdings, Inc.	1,267	68,342
RBB Bancorp	626	15,312
Regions Financial Corp.	62,871	1,430,315
Reliant Bancorp, Inc.	1,698	56,492
Renasant Corp.	5,161	188,015
Republic Bancorp, Inc., Class A	973	49,847
S&T Bancorp, Inc.	2,422	72,442
Sandy Spring Bancorp, Inc.	7,529	353,336
Seacoast Banking Corp. of Florida	9,865	333,141
ServisFirst Bancshares, Inc.	6,615	531,780
Sierra Bancorp	887	22,335
Signature Bank	4,778	1,444,389
Silvergate Capital Corp., Class A(1)	831	169,923
Simmons First National Corp., Class A	9,986	290,692
SmartFinancial, Inc.	343	8,805
South Plains Financial, Inc.	543	13,575
Southern First Bancshares, Inc.(1)	624	36,523
Southside Bancshares, Inc.	2,254	91,851
SouthState Corp.	5,137	401,405
Spirit of Texas Bancshares, Inc.	1,277	35,501
Sterling Bancorp	17,151	425,516

Stock Yards Bancorp, Inc.	1,211	72,454
Summit Financial Group, Inc.	308	7,700
SVB Financial Group(1)	5,102	3,532,268
Synovus Financial Corp.	15,921	721,062
Texas Capital Bancshares, Inc.(1)	6,344	357,294
Tompkins Financial Corp.	841	65,733
Towne Bank	12,575	384,669
TriCo Bancshares	1,651	69,606
TriState Capital Holdings, Inc.(1)	1,176	35,174
Triumph Bancorp, Inc.(1)	4,229	538,563
Truist Financial Corp.	53,183	3,154,284
Trustmark Corp.	11,424	349,689
U.S. Bancorp	55,205	3,055,045
UMB Financial Corp.	5,806	583,968
Umpqua Holdings Corp.	28,602	545,154
United Bankshares, Inc.	8,961	320,177
United Community Banks, Inc.	11,729	401,953
United Security Bancshares	415	3,208
Univest Financial Corp.	3,381	93,214
Valley National Bancorp	38,631	519,201
Veritex Holdings, Inc.	2,284	90,515
Washington Trust Bancorp, Inc.	1,879	101,090
Webster Financial Corp.	9,686	521,979
Wells Fargo & Co.	147,399	7,042,724
WesBanco, Inc.	10,667	347,211
West BanCorp, Inc.	1,287	39,936
Westamerica Bancorporation	1,591	85,564
Western Alliance Bancorp	10,722	1,177,061
Wintrust Financial Corp.	6,235	545,750
Zions Bancorp N.A.	17,577	1,108,757
		102,934,292
Beverages — 0.9%
Boston Beer Co., Inc. (The), Class A(1)	664	299,577
Brown-Forman Corp., Class A	630	41,372
Brown-Forman Corp., Class B	15,692	1,104,089
Coca-Cola Co. (The)	94,186	4,940,056
Coca-Cola Consolidated, Inc.	904	515,795
Constellation Brands, Inc., Class A	2,666	600,730
Keurig Dr Pepper, Inc.	10,222	347,446
MGP Ingredients, Inc.	387	30,178
Molson Coors Beverage Co., Class B	13,111	582,653
Monster Beverage Corp.(1)	14,605	1,223,607
National Beverage Corp.	3,153	163,767
NewAge, Inc.(1)	63	71
PepsiCo, Inc.	34,107	5,449,616
		15,298,957
Biotechnology — 2.5%
2seventy bio, Inc.(1)	261	6,875
AbbVie, Inc.	38,873	4,481,279
ACADIA Pharmaceuticals, Inc.(1)	1,279	24,557
Affimed NV(1)	14,779	100,793
Agenus, Inc.(1)	60	189
Agios Pharmaceuticals, Inc.(1)	224	7,979
Akebia Therapeutics, Inc.(1)	108	293
Albireo Pharma, Inc.(1)	663	15,905

Alector, Inc.(1)	1,843	38,058
Alkermes plc(1)	4,653	101,994
Allogene Therapeutics, Inc.(1)	572	10,576
Alnylam Pharmaceuticals, Inc.(1)	3,002	551,768
Amgen, Inc.	16,311	3,243,932
AnaptysBio, Inc.(1)	898	29,050
Anika Therapeutics, Inc.(1)	162	6,339
Arcus Biosciences, Inc.(1)	11,360	497,568
Arena Pharmaceuticals, Inc.(1)	8,457	460,822
Arrowhead Pharmaceuticals, Inc.(1)	11,548	808,937
Atara Biotherapeutics, Inc.(1)	1,522	27,229
Atreca, Inc., Class A(1)(2)	18	65
Avid Bioservices, Inc.(1)	3,568	109,038
Avrobio, Inc.(1)	5	19
BioCryst Pharmaceuticals, Inc.(1)	3,582	43,199
Biogen, Inc.(1)	7,667	1,807,419
Biohaven Pharmaceutical Holding Co. Ltd.(1)	3,335	374,320
BioMarin Pharmaceutical, Inc.(1)	5,665	488,833
Bluebird Bio, Inc.(1)	784	7,926
Blueprint Medicines Corp.(1)	5,682	546,608
Bridgebio Pharma, Inc.(1)	3,027	122,594
Catalyst Pharmaceuticals, Inc.(1)	5,493	38,451
Celldex Therapeutics, Inc.(1)	1,173	44,691
Coherus Biosciences, Inc.(1)	5,511	102,339
CRISPR Therapeutics AG(1)	2,333	186,407
Cyclerion Therapeutics, Inc.(1)	6	13
CytomX Therapeutics, Inc.(1)	9	59
Deciphera Pharmaceuticals, Inc.(1)	704	6,076
Denali Therapeutics, Inc.(1)	4,967	229,773
Dicerna Pharmaceuticals, Inc.(1)	4,335	164,773
Eagle Pharmaceuticals, Inc.(1)	711	33,900
Editas Medicine, Inc.(1)	28	914
Eiger BioPharmaceuticals, Inc.(1)	2	12
Emergent BioSolutions, Inc.(1)	7,012	309,369
Enanta Pharmaceuticals, Inc.(1)	286	25,248
Exact Sciences Corp.(1)	3,629	309,808
Exelixis, Inc.(1)	23,962	402,322
G1 Therapeutics, Inc.(1)	182	2,348
Generation Bio Co.(1)	1,257	21,583
Gilead Sciences, Inc.	82,550	5,690,171
Global Blood Therapeutics, Inc.(1)	993	28,062
Gossamer Bio, Inc.(1)	1,921	20,824
Halozyme Therapeutics, Inc.(1)	18	592
Heron Therapeutics, Inc.(1)	2,175	20,554
Horizon Therapeutics plc(1)	10,220	1,060,427
ImmunoGen, Inc.(1)	12,461	76,884
Incyte Corp.(1)	5,337	361,422
Intellia Therapeutics, Inc.(1)	2,254	259,233
Invitae Corp.(1)(2)	4,804	81,668
Ionis Pharmaceuticals, Inc.(1)	5,223	138,410
Iovance Biotherapeutics, Inc.(1)	1,259	23,568
Ironwood Pharmaceuticals, Inc.(1)	32,782	363,552
Krystal Biotech, Inc.(1)	396	31,898
Kura Oncology, Inc.(1)	1,376	19,209
Kymera Therapeutics, Inc.(1)	1,453	80,671

Ligand Pharmaceuticals, Inc.(1)	1,347	218,106
MacroGenics, Inc.(1)	1,527	26,875
Madrigal Pharmaceuticals, Inc.(1)	122	10,091
MEI Pharma, Inc.(1)	1,665	5,611
Mirati Therapeutics, Inc.(1)	1,391	190,247
Mirum Pharmaceuticals, Inc.(1)	198	2,818
Moderna, Inc.(1)	25,966	9,151,197
Myriad Genetics, Inc.(1)	12,159	314,432
Natera, Inc.(1)	3,464	316,817
Neurocrine Biosciences, Inc.(1)	4,302	358,141
Novavax, Inc.(1)	700	146,041
Nurix Therapeutics, Inc.(1)	586	16,889
OPKO Health, Inc.(1)(2)	6,740	26,488
ORIC Pharmaceuticals, Inc.(1)	6,215	86,016
PDL BioPharma, Inc.(1)	1,937	4,959
Protagonist Therapeutics, Inc.(1)	866	29,115
Prothena Corp. plc(1)	804	40,321
Radius Health, Inc.(1)	432	7,111
Regeneron Pharmaceuticals, Inc.(1)	4,283	2,726,258
REGENXBIO, Inc.(1)	1,188	38,016
Repare Therapeutics, Inc.(1)	772	18,119
Replimune Group, Inc.(1)	704	20,057
Sage Therapeutics, Inc.(1)	9,063	352,641
Sangamo Therapeutics, Inc.(1)	31,956	264,915
Sarepta Therapeutics, Inc.(1)	241	19,475
Seagen, Inc.(1)	2,939	470,240
Solid Biosciences, Inc.(1)	3	5
Spectrum Pharmaceuticals, Inc.(1)	184	291
Sutro Biopharma, Inc.(1)	1,196	20,428
Syndax Pharmaceuticals, Inc.(1)	77	1,230
TCR2 Therapeutics, Inc.(1)	2	10
Travere Therapeutics, Inc.(1)	1,906	54,416
Turning Point Therapeutics, Inc.(1)	1,921	73,113
Ultragenyx Pharmaceutical, Inc.(1)	2,786	209,591
uniQure NV(1)	6,773	188,628
United Therapeutics Corp.(1)	4,532	858,814
Vanda Pharmaceuticals, Inc.(1)	2,213	35,851
Vaxcyte, Inc.(1)	928	18,913
VBI Vaccines, Inc.(1)	4,135	12,570
Veracyte, Inc.(1)	1,365	56,620
Vericel Corp.(1)(2)	8	298
Vertex Pharmaceuticals, Inc.(1)	8,144	1,522,439
Viking Therapeutics, Inc.(1)	309	1,641
Xencor, Inc.(1)	4,520	163,714
Xenon Pharmaceuticals, Inc.(1)	1,433	38,261
Zentalis Pharmaceuticals, Inc.(1)	659	54,071
Zymeworks, Inc.(1)	481	9,673
		42,230,968
Building Products — 0.9%
AAON, Inc.	6,324	493,272
Advanced Drainage Systems, Inc.	5,938	734,590
Allegion plc	3,975	491,469
Alpha Pro Tech Ltd.(1)	26	145
AO Smith Corp.	13,576	1,073,183
Apogee Enterprises, Inc.	2,724	112,501

Armstrong Flooring, Inc.(1)	157	306
Armstrong World Industries, Inc.	6,042	640,271
Builders FirstSource, Inc.(1)	23,869	1,657,463
Carlisle Cos., Inc.	4,353	980,296
Carrier Global Corp.	9,652	522,366
CSW Industrials, Inc.	835	100,367
Fortune Brands Home & Security, Inc.	4,733	475,808
Gibraltar Industries, Inc.(1)	2,525	171,447
Insteel Industries, Inc.	949	40,010
JELD-WEN Holding, Inc.(1)	15,155	367,206
Johnson Controls International plc	20,596	1,539,757
Lennox International, Inc.	144	44,499
Masco Corp.	7,246	477,511
Masonite International Corp.(1)	3,874	414,518
Owens Corning	13,674	1,160,102
PGT Innovations, Inc.(1)	2,735	56,177
Quanex Building Products Corp.	4,536	96,934
Simpson Manufacturing Co., Inc.	4,885	563,534
Trane Technologies plc	5,132	957,888
Trex Co., Inc.(1)	14,447	1,918,128
UFP Industries, Inc.	8,084	673,236
Zurn Water Solutions Corp.	1,076	37,714
		15,800,698
Capital Markets — 4.3%
Affiliated Managers Group, Inc.	2,049	348,596
Ameriprise Financial, Inc.	12,084	3,499,526
Apollo Global Management, Inc.	16,998	1,203,119
Ares Management Corp., Class A	1,779	144,384
Artisan Partners Asset Management, Inc., Class A	10,062	450,073
Assetmark Financial Holdings, Inc.(1)	84	2,130
B. Riley Financial, Inc.	6,097	472,091
Bank of New York Mellon Corp. (The)	40,563	2,222,447
BGC Partners, Inc., Class A	20,392	91,152
BlackRock, Inc.	3,417	3,091,052
Blackstone, Inc.	12,022	1,700,512
Brightsphere Investment Group, Inc.	14,643	439,729
Carlyle Group, Inc. (The)	25,057	1,370,367
Cboe Global Markets, Inc.	3,769	485,975
Charles Schwab Corp. (The)	63,489	4,913,414
CME Group, Inc.	10,624	2,342,805
Cohen & Steers, Inc.	4,344	389,961
Cowen, Inc., Class A	4,092	144,775
Diamond Hill Investment Group, Inc.	264	50,712
Evercore, Inc., Class A	5,642	782,545
FactSet Research Systems, Inc.	1,363	638,661
Federated Hermes, Inc.	13,160	443,624
Franklin Resources, Inc.	12,961	419,936
Freedom Holding Corp.(1)	2,300	153,962
Goldman Sachs Group, Inc. (The)	18,207	6,936,685
Hamilton Lane, Inc., Class A	4,231	447,513
Houlihan Lokey, Inc.	5,945	645,270
Interactive Brokers Group, Inc., Class A	3,284	242,425
Intercontinental Exchange, Inc.	11,792	1,541,450
Invesco Ltd.	34,464	769,581
Janus Henderson Group plc	26,403	1,128,200

Jefferies Financial Group, Inc.	27,612	1,037,659
KKR & Co., Inc.	47,607	3,544,341
Lazard Ltd., Class A	16,062	684,562
LPL Financial Holdings, Inc.	3,456	544,700
MarketAxess Holdings, Inc.	955	336,819
Moelis & Co., Class A	10,333	633,516
Moody's Corp.	6,791	2,652,836
Morgan Stanley	78,700	7,462,334
Morningstar, Inc.	415	128,787
MSCI, Inc.	1,587	998,937
Nasdaq, Inc.	1,493	303,422
Northern Trust Corp.	14,782	1,710,277
Open Lending Corp., Class A(1)	11,647	270,676
Oppenheimer Holdings, Inc., Class A	876	42,959
Piper Sandler Cos.	3,336	552,942
Pzena Investment Management, Inc., Class A	14	131
Raymond James Financial, Inc.	16,626	1,634,170
S&P Global, Inc.	8,361	3,810,359
Safeguard Scientifics, Inc.(1)	2	15
SEI Investments Co.	15,039	896,776
State Street Corp.	18,192	1,618,542
StepStone Group, Inc., Class A	815	33,717
Stifel Financial Corp.	11,280	800,993
StoneX Group, Inc.(1)	1,839	103,306
T. Rowe Price Group, Inc.	18,161	3,631,292
Victory Capital Holdings, Inc., Class A	1,496	52,450
Virtu Financial, Inc., Class A	15,239	429,435
Virtus Investment Partners, Inc.	1,323	393,434
WisdomTree Investments, Inc.	6,525	40,064
		71,862,123
Chemicals — 2.3%
AdvanSix, Inc.(1)	2,977	134,828
Air Products and Chemicals, Inc.	8,278	2,379,428
Albemarle Corp.	8,349	2,224,925
American Vanguard Corp.	862	12,335
Amyris, Inc.(1)(2)	1,887	12,945
Ashland Global Holdings, Inc.	4,982	503,531
Avient Corp.	7,599	418,021
Axalta Coating Systems Ltd.(1)	13,971	423,601
Balchem Corp.	341	53,878
Cabot Corp.	8,798	461,719
Celanese Corp.	11,145	1,686,907
CF Industries Holdings, Inc.	10,687	647,525
Chase Corp.	413	40,718
Chemours Co. (The)	28,906	858,508
Corteva, Inc.	45,853	2,063,385
Dow, Inc.	50,917	2,796,871
DuPont de Nemours, Inc.	27,160	2,008,754
Eastman Chemical Co.	9,414	981,786
Ecolab, Inc.	4,771	1,056,633
Ecovyst, Inc.	974	9,321
Element Solutions, Inc.	3,291	75,265
Ferro Corp.(1)	18,373	388,038
FMC Corp.	11,642	1,166,412
GCP Applied Technologies, Inc.(1)	3,963	92,496

H.B. Fuller Co.	359	26,264
Hawkins, Inc.	1,414	46,917
Huntsman Corp.	15,295	484,699
Ingevity Corp.(1)	6,073	436,709
Innospec, Inc.	4,318	350,622
International Flavors & Fragrances, Inc.	1,087	154,539
Koppers Holdings, Inc.(1)	1,049	31,680
Kraton Corp.(1)	9,934	457,560
Kronos Worldwide, Inc.	1,141	15,974
Linde plc	12,766	4,061,375
Livent Corp.(1)	23,988	726,597
LyondellBasell Industries NV, Class A	21,992	1,916,163
Minerals Technologies, Inc.	5,362	352,123
Mosaic Co. (The)	41,704	1,427,111
NewMarket Corp.	1,235	409,155
Olin Corp.	17,676	960,691
Orion Engineered Carbons SA(1)	7,408	130,010
PPG Industries, Inc.	6,537	1,007,809
Quaker Chemical Corp.	78	17,772
Rayonier Advanced Materials, Inc.(1)	3,390	18,577
RPM International, Inc.	4,940	449,738
Scotts Miracle-Gro Co. (The)	3,102	449,449
Sensient Technologies Corp.	5,707	555,234
Sherwin-Williams Co. (The)	6,267	2,075,881
Stepan Co.	3,332	375,550
Trecora Resources(1)	63	540
Trinseo plc	7,271	343,409
Tronox Holdings plc, Class A	21,663	476,369
Valvoline, Inc.	2,851	97,134
Westlake Chemical Corp.	4,311	400,578
		38,754,059
Commercial Services and Supplies — 0.7%
ABM Industries, Inc.	625	28,125
ACCO Brands Corp.	648	5,352
ADT, Inc.	1,512	12,565
Brady Corp., Class A	3,849	193,412
Brink's Co. (The)	5,772	353,016
Casella Waste Systems, Inc., Class A(1)	2,453	207,965
Cimpress plc(1)	3,521	274,039
Cintas Corp.	2,192	925,440
Clean Harbors, Inc.(1)	6,567	666,156
Copart, Inc.(1)	14,882	2,160,271
Deluxe Corp.	359	12,149
Ennis, Inc.	2,164	41,159
Healthcare Services Group, Inc.	14,626	255,955
Heritage-Crystal Clean, Inc.(1)	689	22,110
HNI Corp.	10,121	399,881
IAA, Inc.(1)	6,506	314,240
Interface, Inc.	2,632	37,532
KAR Auction Services, Inc.(1)	16,589	248,669
Kimball International, Inc., Class B	2,800	28,672
MillerKnoll, Inc.	4,504	170,882
MSA Safety, Inc.	949	136,011
Pitney Bowes, Inc.	2,999	20,483
Quad/Graphics, Inc.(1)	695	2,794

Republic Services, Inc.	1,077	142,444
Rollins, Inc.	11,280	375,398
Steelcase, Inc., Class A	9,768	109,304
Stericycle, Inc.(1)	86	4,859
Team, Inc.(1)	25	34
Tetra Tech, Inc.	2,207	407,589
UniFirst Corp.	1,998	382,917
US Ecology, Inc.(1)	7	238
Viad Corp.(1)	150	6,347
Vidler Water Resouces, Inc.(1)	558	6,384
VSE Corp.	354	19,378
Waste Connections, Inc.	5,216	694,041
Waste Management, Inc.	15,345	2,465,481
		11,131,292
Communications Equipment — 0.6%
ADTRAN, Inc.	1,030	20,991
Arista Networks, Inc.(1)	9,387	1,164,551
Cambium Networks Corp.(1)	910	24,761
Ciena Corp.(1)	12,679	763,656
Cisco Systems, Inc.	74,658	4,094,245
CommScope Holding Co., Inc.(1)	15,893	158,294
Comtech Telecommunications Corp.	887	22,521
Digi International, Inc.(1)	1,076	23,166
Extreme Networks, Inc.(1)	4,953	66,865
F5, Inc.(1)	2,424	551,654
Infinera Corp.(1)	7,255	58,983
Juniper Networks, Inc.	5,474	170,406
Lumentum Holdings, Inc.(1)	7,565	656,415
Motorola Solutions, Inc.	2,690	681,054
NETGEAR, Inc.(1)	2,159	57,732
NetScout Systems, Inc.(1)	1,432	42,817
Plantronics, Inc.(1)	750	19,140
Ribbon Communications, Inc.(1)	2,970	16,187
Ubiquiti, Inc.	97	29,031
ViaSat, Inc.(1)	10,476	463,982
Viavi Solutions, Inc.(1)	9,475	140,325
		9,226,776
Construction and Engineering — 0.4%
AECOM(1)	831	57,289
Ameresco, Inc., Class A(1)	1,838	166,026
Arcosa, Inc.	7,015	358,958
Argan, Inc.	1,138	44,723
Comfort Systems USA, Inc.	4,271	405,190
Construction Partners, Inc., Class A(1)	2,751	95,020
Dycom Industries, Inc.(1)	5,435	508,064
EMCOR Group, Inc.	5,989	714,727
Fluor Corp.(1)	23,538	520,425
Great Lakes Dredge & Dock Corp.(1)	6,924	102,337
IES Holdings, Inc.(1)	864	41,463
INNOVATE Corp.(1)	1,669	6,359
MasTec, Inc.(1)	8,821	813,032
Matrix Service Co.(1)	1,679	14,590
MYR Group, Inc.(1)	4,532	501,738
Northwest Pipe Co.(1)	90	2,590
Orion Group Holdings, Inc.(1)	8	33

Primoris Services Corp.	14,579	326,861
Quanta Services, Inc.	15,692	1,785,436
Sterling Construction Co., Inc.(1)	613	15,797
Tutor Perini Corp.(1)	2,982	38,348
Valmont Industries, Inc.	2,585	617,893
WillScot Mobile Mini Holdings Corp.(1)	6,172	235,091
		7,371,990
Construction Materials — 0.2%
Eagle Materials, Inc.	5,605	864,403
Forterra, Inc.(1)	872	20,745
Martin Marietta Materials, Inc.	3,121	1,259,355
Summit Materials, Inc., Class A(1)	5,301	197,727
Vulcan Materials Co.	4,897	938,461
		3,280,691
Consumer Finance — 1.5%
Ally Financial, Inc.	44,398	2,034,760
American Express Co.	34,993	5,329,434
Atlanticus Holdings Corp.(1)	921	54,735
Capital One Financial Corp.	31,312	4,400,276
Credit Acceptance Corp.(1)	1,032	644,897
Discover Financial Services	30,812	3,323,074
Elevate Credit, Inc.(1)	1,123	3,583
Encore Capital Group, Inc.(1)	5,251	306,343
Enova International, Inc.(1)	7,428	283,155
EZCORP, Inc., Class A(1)	5,523	40,870
FirstCash, Inc.	5,598	357,376
Green Dot Corp., Class A(1)	9,303	333,978
LendingClub Corp.(1)	4,661	152,508
Navient Corp.	32,766	646,473
Nelnet, Inc., Class A	4,467	385,056
OneMain Holdings, Inc.	12,946	644,581
PRA Group, Inc.(1)	2,085	88,529
PROG Holdings, Inc.(1)	10,006	451,471
Regional Management Corp.	1,045	59,105
Santander Consumer USA Holdings, Inc.	14,410	601,618
SLM Corp.	63,278	1,125,083
Synchrony Financial	56,975	2,551,910
Upstart Holdings, Inc.(1)	1,990	407,731
World Acceptance Corp.(1)	565	116,062
		24,342,608
Containers and Packaging — 0.6%
Amcor plc	32,931	372,779
AptarGroup, Inc.	5,685	679,869
Ardagh Metal Packaging SA(1)	170	1,589
Avery Dennison Corp.	6,447	1,322,086
Ball Corp.	7,573	707,697
Berry Global Group, Inc.(1)	7,942	548,395
Crown Holdings, Inc.	5,282	558,836
Graphic Packaging Holding Co.	25,765	508,601
Greif, Inc., Class A	613	37,197
Greif, Inc., Class B	16	947
International Paper Co.	24,921	1,134,404
Myers Industries, Inc.	2,626	51,154
O-I Glass, Inc.(1)	5,433	60,143
Packaging Corp. of America	10,740	1,402,537

Sealed Air Corp.	3,564	221,396
Silgan Holdings, Inc.	1,564	64,859
Sonoco Products Co.	10,367	602,634
TriMas Corp.(1)	6,295	208,490
UFP Technologies, Inc.(1)	85	5,684
WestRock Co.	25,394	1,101,846
		9,591,143
Distributors — 0.3%
Funko, Inc., Class A(1)	3,089	50,474
Genuine Parts Co.	16,690	2,131,981
LKQ Corp.	18,331	1,024,703
Pool Corp.	3,738	2,071,300
		5,278,458
Diversified Consumer Services — 0.1%
2U, Inc.(1)	2,196	52,243
Adtalem Global Education, Inc.(1)	1,701	50,469
American Public Education, Inc.(1)	215	4,061
Bright Horizons Family Solutions, Inc.(1)	1,503	184,794
Chegg, Inc.(1)	912	25,399
frontdoor, Inc.(1)	4,892	169,068
Graham Holdings Co., Class B	61	34,558
Grand Canyon Education, Inc.(1)	4,241	307,345
H&R Block, Inc.	2,165	51,267
Houghton Mifflin Harcourt Co.(1)	3,378	52,562
Laureate Education, Inc., Class A(1)	7,098	70,980
OneSpaWorld Holdings Ltd.(1)	1,679	15,833
Perdoceo Education Corp.(1)	5,644	55,593
Service Corp. International	7,799	515,982
Strategic Education, Inc.	353	18,885
Stride, Inc.(1)	880	30,034
Terminix Global Holdings, Inc.(1)	623	23,250
Universal Technical Institute, Inc.(1)	767	6,443
WW International, Inc.(1)	158	2,658
		1,671,424
Diversified Financial Services — 0.7%
Alerus Financial Corp.	981	29,528
Berkshire Hathaway, Inc., Class B(1)	30,990	8,574,623
Cannae Holdings, Inc.(1)	3,555	105,121
Equitable Holdings, Inc.	56,432	1,775,351
Marlin Business Services Corp.	68	1,561
Voya Financial, Inc.	9,418	585,234
		11,071,418
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	175,942	4,016,756
ATN International, Inc.	811	30,988
Cogent Communications Holdings, Inc.	1,026	76,878
Consolidated Communications Holdings, Inc.(1)	2,677	20,131
EchoStar Corp., Class A(1)	2,795	76,499
IDT Corp., Class B(1)	3,708	201,270
Iridium Communications, Inc.(1)	15,301	588,324
Lumen Technologies, Inc.	33,996	419,511
Verizon Communications, Inc.	169,805	8,536,097
		13,966,454
Electric Utilities — 1.4%
ALLETE, Inc.	2,445	143,350

Alliant Energy Corp.	11,254	616,607
American Electric Power Co., Inc.	23,617	1,914,158
Avangrid, Inc.	914	46,267
Duke Energy Corp.	12,602	1,222,520
Edison International	23,098	1,507,838
Entergy Corp.	14,761	1,481,119
Evergy, Inc.	12,937	818,912
Eversource Energy	7,519	618,588
Exelon Corp.	52,284	2,756,935
FirstEnergy Corp.	22,262	838,387
Hawaiian Electric Industries, Inc.	11,150	423,589
IDACORP, Inc.	4,321	452,063
MGE Energy, Inc.	359	26,060
NextEra Energy, Inc.	28,906	2,508,463
NRG Energy, Inc.	8,879	319,822
OGE Energy Corp.	13,067	448,459
Otter Tail Corp.	3,835	250,771
PG&E Corp.(1)	47,922	569,313
Pinnacle West Capital Corp.	9,404	611,730
PNM Resources, Inc.	2,216	109,116
Portland General Electric Co.	9,624	468,400
PPL Corp.	35,986	1,001,490
Southern Co. (The)	40,563	2,478,399
Via Renewables, Inc.	2	22
Xcel Energy, Inc.	25,988	1,656,215
		23,288,593
Electrical Equipment — 0.7%
Acuity Brands, Inc.	3,601	725,061
Allied Motion Technologies, Inc.	102	4,024
AMETEK, Inc.	6,529	891,208
Array Technologies, Inc.(1)	15,684	282,547
Atkore, Inc.(1)	8,782	935,283
AZZ, Inc.	6,296	326,699
Bloom Energy Corp., Class A(1)	1,598	43,913
Eaton Corp. plc	11,602	1,880,220
Emerson Electric Co.	14,188	1,246,274
Encore Wire Corp.	821	115,318
Generac Holdings, Inc.(1)	2,301	969,273
Hubbell, Inc.	1,899	371,634
LSI Industries, Inc.	1,121	7,959
nVent Electric plc	2,448	85,264
Orion Energy Systems, Inc.(1)	399	1,504
Plug Power, Inc.(1)	603	24,030
Powell Industries, Inc.	107	2,613
Regal Rexnord Corp.	3,515	555,722
Rockwell Automation, Inc.	6,283	2,112,345
Sensata Technologies Holding plc(1)	1,907	106,220
Stem, Inc.(1)(2)	3,048	64,679
Sunrun, Inc.(1)	8,370	385,355
Thermon Group Holdings, Inc.(1)	1	17
TPI Composites, Inc.(1)	9,619	171,507
		11,308,669
Electronic Equipment, Instruments and Components — 1.3%
Advanced Energy Industries, Inc.	5,849	512,899
Amphenol Corp., Class A	9,244	744,882

Arlo Technologies, Inc.(1)	2,485	19,259
Arrow Electronics, Inc.(1)	10,255	1,247,521
Avnet, Inc.	11,495	416,924
Badger Meter, Inc.	4,423	452,738
Belden, Inc.	515	31,760
Benchmark Electronics, Inc.	7,294	171,993
CDW Corp.	5,860	1,109,650
Cognex Corp.	5,187	400,696
Coherent, Inc.(1)	1,860	481,610
Corning, Inc.	65,895	2,444,046
CTS Corp.	2,160	75,254
Daktronics, Inc.(1)	2,726	13,303
ePlus, Inc.(1)	2,921	308,136
Fabrinet(1)	1,832	202,546
FARO Technologies, Inc.(1)	666	46,260
Flex Ltd.(1)	49,281	842,705
II-VI, Inc.(1)	4,019	251,308
Insight Enterprises, Inc.(1)	5,888	580,675
IPG Photonics Corp.(1)	2,170	356,292
Itron, Inc.(1)	95	5,881
Jabil, Inc.	21,720	1,269,751
Keysight Technologies, Inc.(1)	9,530	1,853,394
Kimball Electronics, Inc.(1)	3,614	76,689
Knowles Corp.(1)	3,643	79,126
Littelfuse, Inc.	280	83,574
Methode Electronics, Inc.	1,899	84,449
National Instruments Corp.	9,488	393,942
Novanta, Inc.(1)	606	97,839
OSI Systems, Inc.(1)	3,725	338,714
PC Connection, Inc.	286	12,538
Plexus Corp.(1)	4,696	395,121
Rogers Corp.(1)	2,352	641,202
Sanmina Corp.(1)	10,676	390,101
ScanSource, Inc.(1)	3,147	98,344
TD SYNNEX Corp.	7,612	787,538
TE Connectivity Ltd.	14,093	2,169,335
Teledyne Technologies, Inc.(1)	1,571	652,421
Trimble, Inc.(1)	4,737	406,766
TTM Technologies, Inc.(1)	7,198	99,188
Vishay Intertechnology, Inc.	19,912	405,607
Vishay Precision Group, Inc.(1)	537	18,435
Vontier Corp.	2,464	77,641
Zebra Technologies Corp., Class A(1)	1,190	700,648
		21,848,701
Energy Equipment and Services — 0.5%
Archrock, Inc.	45,421	335,661
Aspen Aerogels, Inc.(1)	593	33,896
Baker Hughes Co.	23,391	545,946
Bristow Group, Inc.(1)	2,144	63,677
Cactus, Inc., Class A	11,120	405,880
ChampionX Corp.(1)	10,635	217,060
Core Laboratories NV	227	5,196
DMC Global, Inc.(1)	932	34,018
Dril-Quip, Inc.(1)	1,287	24,595
Expro Group Holdings NV(1)	1,950	27,319

Exterran Corp.(1)	72	246
Geospace Technologies Corp.(1)	157	1,352
Halliburton Co.	111,678	2,411,128
Helix Energy Solutions Group, Inc.(1)	10,604	32,236
Helmerich & Payne, Inc.	12,418	278,784
Liberty Oilfield Services, Inc., Class A(1)	4,616	42,467
Nabors Industries Ltd.(1)	910	74,129
National Energy Services Reunited Corp.(1)	1,433	14,201
NexTier Oilfield Solutions, Inc.(1)	12,299	44,276
NOV, Inc.(1)	63,751	759,912
Oceaneering International, Inc.(1)	28,979	309,786
Oil States International, Inc.(1)	1,200	6,072
Patterson-UTI Energy, Inc.	43,745	308,840
ProPetro Holding Corp.(1)	16,674	137,060
RPC, Inc.(1)	1,677	6,758
Schlumberger NV	26,385	756,722
SEACOR Marine Holdings, Inc.(1)	320	1,190
Select Energy Services, Inc., Class A(1)	3,771	21,608
Solaris Oilfield Infrastructure, Inc., Class A	1,016	6,949
TechnipFMC plc(1)	66,648	377,894
TETRA Technologies Inc(1)	15,000	39,150
Tidewater, Inc.(1)	2,743	28,609
Transocean Ltd.(1)	61,438	185,543
US Silica Holdings, Inc.(1)	615	5,966
		7,544,126
Entertainment — 1.0%
Activision Blizzard, Inc.	17,156	1,005,342
AMC Entertainment Holdings, Inc., Class A(1)	14,068	477,468
Cinemark Holdings, Inc.(1)	1,173	18,205
Electronic Arts, Inc.	11,156	1,385,798
IMAX Corp.(1)	1,784	29,418
Liberty Media Corp.-Liberty Braves, Class C(1)	2,527	69,518
Liberty Media Corp.-Liberty Formula One, Class C(1)	8,609	524,460
Live Nation Entertainment, Inc.(1)	3,150	335,948
Madison Square Garden Entertainment Corp.(1)	3,031	200,410
Madison Square Garden Sports Corp.(1)	361	62,190
Marcus Corp. (The)(1)(2)	292	5,101
Netflix, Inc.(1)	11,914	7,647,597
Playtika Holding Corp.(1)	3,017	51,892
Roku, Inc.(1)	1,045	237,852
Take-Two Interactive Software, Inc.(1)	5,923	982,507
Walt Disney Co. (The)(1)	21,680	3,141,432
World Wrestling Entertainment, Inc., Class A	7,596	374,939
Zynga, Inc., Class A(1)	34,642	208,891
		16,758,968
Food and Staples Retailing — 1.8%
Andersons, Inc. (The)	2,054	69,795
BJ's Wholesale Club Holdings, Inc.(1)	5,394	356,813
Casey's General Stores, Inc.	5,053	981,747
Chefs' Warehouse, Inc. (The)(1)	1,216	37,781
Costco Wholesale Corp.	21,274	11,474,770
HF Foods Group, Inc.(1)	111	793
Ingles Markets, Inc., Class A	1,887	144,884
Kroger Co. (The)	78,318	3,252,547
Natural Grocers by Vitamin Cottage, Inc.	24	309

Performance Food Group Co.(1)	23,101	931,201
PriceSmart, Inc.	4,733	339,451
SpartanNash Co.	3,325	79,567
Sprouts Farmers Market, Inc.(1)	19,753	522,664
Sysco Corp.	20,968	1,468,599
United Natural Foods, Inc.(1)	12,720	632,438
US Foods Holding Corp.(1)	2,116	66,485
Village Super Market, Inc., Class A	991	21,069
Walgreens Boots Alliance, Inc.	37,948	1,700,070
Walmart, Inc.	52,245	7,347,214
Weis Markets, Inc.	1,604	100,972
		29,529,169
Food Products — 1.0%
Archer-Daniels-Midland Co.	23,074	1,435,434
B&G Foods, Inc.	13,633	410,762
Beyond Meat, Inc.(1)	19	1,335
Bunge Ltd.	16,464	1,425,288
Cal-Maine Foods, Inc.	424	15,289
Calavo Growers, Inc.	780	31,621
Campbell Soup Co.	9,715	391,806
Conagra Brands, Inc.	2,867	87,587
Darling Ingredients, Inc.(1)	16,590	1,120,157
Flowers Foods, Inc.	22,711	586,398
Fresh Del Monte Produce, Inc.	1,634	40,458
Freshpet, Inc.(1)	735	79,395
General Mills, Inc.	10,701	661,001
Hain Celestial Group, Inc. (The)(1)	7,092	279,638
Hershey Co. (The)	10,215	1,813,060
Hormel Foods Corp.	10,090	417,726
Hostess Brands, Inc.(1)	6,804	115,600
Ingredion, Inc.	8,725	812,559
J&J Snack Foods Corp.	363	49,579
J.M. Smucker Co. (The)	7,886	997,342
John B Sanfilippo & Son, Inc.	680	56,032
Kellogg Co.	7,041	430,768
Kraft Heinz Co. (The)	16,760	563,304
Lamb Weston Holdings, Inc.	13,636	707,981
Lancaster Colony Corp.	805	117,691
Landec Corp.(1)	471	3,744
McCormick & Co., Inc.	3,780	324,400
Mondelez International, Inc., Class A	30,756	1,812,759
Pilgrim's Pride Corp.(1)	5,258	147,645
Post Holdings, Inc.(1)	581	56,125
Sanderson Farms, Inc.	1,780	334,248
Seaboard Corp.	9	35,010
Seneca Foods Corp., Class A(1)	279	11,916
Simply Good Foods Co. (The)(1)	3,588	132,648
Tootsie Roll Industries, Inc.	653	20,537
TreeHouse Foods, Inc.(1)	10	367
Tyson Foods, Inc., Class A	23,281	1,838,268
		17,365,478
Gas Utilities — 0.1%
Atmos Energy Corp.	4,693	423,872
Chesapeake Utilities Corp.	362	46,104
Macquarie Infrastructure Holdings LLC	11,234	40,667

National Fuel Gas Co.	7,500	433,575
New Jersey Resources Corp.	3,417	125,677
Northwest Natural Holding Co.	1,501	64,723
ONE Gas, Inc.	2,850	184,794
South Jersey Industries, Inc.	3,931	92,379
Southwest Gas Holdings, Inc.	5,673	373,340
Spire, Inc.	13	778
Star Group LP	1,182	11,643
UGI Corp.	8,947	369,064
		2,166,616
Health Care Equipment and Supplies — 2.0%
Abbott Laboratories	36,398	4,577,776
ABIOMED, Inc.(1)	1,447	455,487
Accuray, Inc.(1)	4,566	21,962
Align Technology, Inc.(1)	3,387	2,071,252
AngioDynamics, Inc.(1)	1,618	41,664
Apyx Medical Corp.(1)	320	4,298
Atrion Corp.	38	26,980
Avanos Medical, Inc.(1)	2,943	88,790
Axogen, Inc.(1)	1,972	18,872
Baxter International, Inc.	24,585	1,833,303
Becton Dickinson and Co.	3,563	844,930
Boston Scientific Corp.(1)	27,582	1,050,047
Cardiovascular Systems, Inc.(1)	154	3,080
Cooper Cos., Inc. (The)	1,660	624,940
CryoLife, Inc.(1)	224	3,851
DENTSPLY SIRONA, Inc.	7,205	351,172
DexCom, Inc.(1)	1,294	727,991
Edwards Lifesciences Corp.(1)	18,577	1,993,498
FONAR Corp.(1)	103	1,684
Glaukos Corp.(1)	1,204	51,808
Globus Medical, Inc., Class A(1)	2,073	129,811
Haemonetics Corp.(1)	5,379	275,674
Hill-Rom Holdings, Inc.	516	80,238
Hologic, Inc.(1)	12,060	901,244
ICU Medical, Inc.(1)	2,051	463,957
IDEXX Laboratories, Inc.(1)	5,502	3,345,601
Inogen, Inc.(1)	571	17,444
Insulet Corp.(1)	1,568	452,274
Integer Holdings Corp.(1)	3,879	309,311
Integra LifeSciences Holdings Corp.(1)	1,192	76,228
Intuitive Surgical, Inc.(1)	8,250	2,675,805
Lantheus Holdings, Inc.(1)	14,881	398,513
LENSAR, Inc.(1)	146	996
LivaNova plc(1)	7,245	580,759
Masimo Corp.(1)	1,908	530,653
Medtronic plc	24,917	2,658,644
Meridian Bioscience, Inc.(1)	12,067	240,254
Merit Medical Systems, Inc.(1)	6,305	396,332
Natus Medical, Inc.(1)	2,335	52,771
Neogen Corp.(1)	1,414	56,744
Nevro Corp.(1)	309	26,908
Novocure Ltd.(1)	390	36,520
NuVasive, Inc.(1)	7,871	378,280
OraSure Technologies, Inc.(1)	2,352	21,944

Orthofix Medical, Inc.(1)	1,659	50,782
Penumbra, Inc.(1)	403	98,997
Quidel Corp.(1)	3,147	464,371
ResMed, Inc.	4,570	1,164,664
Shockwave Medical, Inc.(1)	21	3,785
Sientra, Inc.(1)	6	24
STERIS plc	2,321	507,208
Stryker Corp.	5,557	1,314,953
Surmodics, Inc.(1)	815	35,803
Tandem Diabetes Care, Inc.(1)	180	23,134
Teleflex, Inc.	439	130,567
TransMedics Group, Inc.(1)	689	15,186
Varex Imaging Corp.(1)	889	25,381
Zimmer Biomet Holdings, Inc.	5,400	645,840
		33,380,985
Health Care Providers and Services — 2.1%
Acadia Healthcare Co., Inc.(1)	1,595	89,591
AdaptHealth Corp.(1)	1,010	19,826
Addus HomeCare Corp.(1)	668	58,263
Amedisys, Inc.(1)	594	82,952
AmerisourceBergen Corp.	4,139	479,089
AMN Healthcare Services, Inc.(1)	1,401	159,728
Anthem, Inc.	14,625	5,941,114
Apollo Medical Holdings, Inc.(1)(2)	2,064	193,335
Brookdale Senior Living, Inc.(1)	61,346	359,488
Cardinal Health, Inc.	9,998	462,208
Centene Corp.(1)	31,607	2,257,056
Chemed Corp.	892	415,217
Cigna Corp.	7,894	1,514,859
CorVel Corp.(1)	687	129,156
Cross Country Healthcare, Inc.(1)	6,762	176,894
CVS Health Corp.	15,102	1,344,984
DaVita, Inc.(1)	1,187	112,172
Encompass Health Corp.	1,182	68,107
Ensign Group, Inc. (The)	8,734	666,666
Fulgent Genetics, Inc.(1)(2)	4,591	429,350
Guardant Health, Inc.(1)	944	99,233
Hanger, Inc.(1)	37	624
HCA Healthcare, Inc.	6,331	1,428,210
HealthEquity, Inc.(1)	594	32,480
Henry Schein, Inc.(1)	6,363	452,155
Humana, Inc.	6,806	2,856,546
InfuSystem Holdings, Inc.(1)	1,134	18,768
Joint Corp. (The)(1)	894	71,449
Laboratory Corp. of America Holdings(1)	7,031	2,006,155
LHC Group, Inc.(1)	131	15,028
Magellan Health, Inc.(1)	1,562	148,062
McKesson Corp.	3,779	819,136
ModivCare, Inc.(1)	3,126	428,356
Molina Healthcare, Inc.(1)	7,080	2,019,074
National HealthCare Corp.	1,182	76,227
National Research Corp.	715	28,636
Owens & Minor, Inc.	13,939	557,560
Patterson Cos., Inc.	12,871	405,050
Pennant Group, Inc. (The)(1)	525	10,673

Premier, Inc., Class A	11,025	408,697
Privia Health Group, Inc.(1)	1,694	39,131
Quest Diagnostics, Inc.	3,202	476,073
R1 RCM, Inc.(1)	12,943	308,302
RadNet, Inc.(1)	2,262	60,984
Select Medical Holdings Corp.	9	242
Tenet Healthcare Corp.(1)	5,768	420,314
Tivity Health, Inc.(1)	3,479	82,870
Triple-S Management Corp., Class B(1)	1,289	45,785
UnitedHealth Group, Inc.	14,050	6,241,291
Universal Health Services, Inc., Class B	8,330	989,021
		35,506,187
Health Care Technology — 0.3%
Allscripts Healthcare Solutions, Inc.(1)	6,357	105,717
Cerner Corp.	26,978	1,900,600
Change Healthcare, Inc.(1)	18,595	377,107
Evolent Health, Inc., Class A(1)	16,510	429,260
HealthStream, Inc.(1)	887	20,596
Multiplan Corp.(1)(2)	7,761	31,354
NextGen Healthcare, Inc.(1)	3,134	48,577
Omnicell, Inc.(1)	996	176,292
Teladoc Health, Inc.(1)	2,566	259,808
Veeva Systems, Inc., Class A(1)	3,130	884,475
Vocera Communications, Inc.(1)	790	46,089
		4,279,875
Hotels, Restaurants and Leisure — 1.4%
Accel Entertainment, Inc.(1)	1,137	14,474
Aramark	7,351	245,523
BJ's Restaurants, Inc.(1)	2,004	59,839
Bloomin' Brands, Inc.(1)	9,871	174,421
Booking Holdings, Inc.(1)	1,021	2,145,989
Boyd Gaming Corp.(1)	6,588	386,123
Brinker International, Inc.(1)	634	21,936
Caesars Entertainment, Inc.(1)	6,379	574,557
Carnival Corp.(1)	20,962	369,350
Carrols Restaurant Group, Inc.	62	177
Century Casinos, Inc.(1)	4	52
Cheesecake Factory, Inc. (The)(1)	8,989	344,459
Chipotle Mexican Grill, Inc.(1)	818	1,344,309
Choice Hotels International, Inc.	342	49,094
Churchill Downs, Inc.	1,985	445,077
Chuy's Holdings, Inc.(1)	1,418	40,640
Cracker Barrel Old Country Store, Inc.	3,320	405,106
Darden Restaurants, Inc.	12,120	1,671,954
Dave & Buster's Entertainment, Inc.(1)	623	20,235
Denny's Corp.(1)	1,151	15,941
Dine Brands Global, Inc.(1)	32	2,298
Domino's Pizza, Inc.	930	487,450
Expedia Group, Inc.(1)	1,597	257,261
Fiesta Restaurant Group, Inc.(1)	293	2,734
Golden Entertainment, Inc.(1)	1,525	70,013
Hilton Grand Vacations, Inc.(1)	15,206	722,285
Hilton Worldwide Holdings, Inc.(1)	4,767	643,879
Hyatt Hotels Corp., Class A(1)	2,434	191,726
Jack in the Box, Inc.	263	21,724

Las Vegas Sands Corp.(1)	10,006	356,414
Lindblad Expeditions Holdings, Inc.(1)	902	12,637
Marriott International, Inc., Class A(1)	9,129	1,347,075
Marriott Vacations Worldwide Corp.	359	54,801
McDonald's Corp.	10,952	2,678,859
MGM Resorts International	17,893	708,205
Monarch Casino & Resort, Inc.(1)	1,678	113,047
Noodles & Co.(1)	6,097	62,738
Norwegian Cruise Line Holdings Ltd.(1)	18,743	365,676
Papa John's International, Inc.	352	42,916
Penn National Gaming, Inc.(1)	11,837	606,410
Planet Fitness, Inc., Class A(1)	1,071	87,490
Playa Hotels & Resorts NV(1)	3,791	26,992
RCI Hospitality Holdings, Inc.	272	17,220
Red Robin Gourmet Burgers, Inc.(1)	318	5,183
Red Rock Resorts, Inc., Class A	12,677	602,665
Royal Caribbean Cruises Ltd.(1)	7,300	509,686
Ruth's Hospitality Group, Inc.(1)	1,648	28,016
Scientific Games Corp., Class A(1)	1,694	108,281
SeaWorld Entertainment, Inc.(1)	8,636	509,438
Six Flags Entertainment Corp.(1)	1,091	39,898
Starbucks Corp.	19,872	2,178,766
Texas Roadhouse, Inc.	7,089	587,962
Travel + Leisure Co.	5,243	258,060
Vail Resorts, Inc.	1,086	360,237
Wendy's Co. (The)	17,765	365,604
Wingstop, Inc.	350	56,210
Wyndham Hotels & Resorts, Inc.	359	28,533
Wynn Resorts Ltd.(1)	8,117	657,558
Yum! Brands, Inc.	5,370	659,651
		24,164,854
Household Durables — 1.1%
Beazer Homes USA, Inc.(1)	3,612	70,940
Cavco Industries, Inc.(1)	1,592	473,604
Century Communities, Inc.	6,523	463,590
D.R. Horton, Inc.	16,024	1,565,545
Ethan Allen Interiors, Inc.	2,011	45,247
Garmin Ltd.	6,261	836,094
GoPro, Inc., Class A(1)	15,431	154,310
Green Brick Partners, Inc.(1)	819	20,434
Helen of Troy Ltd.(1)	2,055	494,227
Hooker Furnishings Corp.	81	1,923
Installed Building Products, Inc.	2,099	270,960
iRobot Corp.(1)	3,511	266,520
KB Home	9,837	393,382
La-Z-Boy, Inc.	10,067	336,137
Legacy Housing Corp.(1)	63	1,573
Leggett & Platt, Inc.	1,379	55,698
Lennar Corp., Class A	19,382	2,036,079
LGI Homes, Inc.(1)	995	142,942
Lifetime Brands, Inc.	86	1,397
Lovesac Co. (The)(1)	1,549	98,021
M.D.C. Holdings, Inc.	2,186	104,578
M/I Homes, Inc.(1)	6,765	378,096
Meritage Homes Corp.(1)	5,539	625,131

Mohawk Industries, Inc.(1)	7,956	1,335,574
Newell Brands, Inc.	44,910	964,218
NVR, Inc.(1)	252	1,316,786
PulteGroup, Inc.	29,988	1,500,300
Purple Innovation, Inc.(1)	14,530	149,950
Skyline Champion Corp.(1)	3,307	258,773
Sonos, Inc.(1)	19,513	617,586
Taylor Morrison Home Corp.(1)	15,006	466,086
Tempur Sealy International, Inc.	12,966	555,463
Toll Brothers, Inc.	15,814	1,003,714
TopBuild Corp.(1)	95	25,630
Tri Pointe Homes, Inc.(1)	21,049	525,593
Universal Electronics, Inc.(1)	924	33,449
Whirlpool Corp.	7,275	1,584,058
		19,173,608
Household Products — 0.7%
Central Garden & Pet Co.(1)	35	1,686
Central Garden & Pet Co., Class A(1)	8,674	376,018
Church & Dwight Co., Inc.	7,674	685,902
Clorox Co. (The)	5,912	962,769
Colgate-Palmolive Co.	23,765	1,782,850
Energizer Holdings, Inc.	1,917	71,293
Kimberly-Clark Corp.	8,281	1,079,097
Procter & Gamble Co. (The)	43,668	6,313,520
Spectrum Brands Holdings, Inc.	753	75,375
WD-40 Co.	624	139,995
		11,488,505
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	78,793	1,842,180
Clearway Energy, Inc., Class A	1,679	57,976
Clearway Energy, Inc., Class C	2,204	82,253
NextEra Energy Partners LP	5,642	479,852
Ormat Technologies, Inc.(2)	4,924	371,762
Sunnova Energy International, Inc.(1)	2,986	110,393
Vistra Corp.	58,127	1,155,565
		4,099,981
Industrial Conglomerates — 0.4%
3M Co.	11,353	1,930,464
General Electric Co.	16,238	1,542,448
Honeywell International, Inc.	14,994	3,032,387
Raven Industries, Inc.(1)	673	39,088
Roper Technologies, Inc.	1,003	465,542
		7,009,929
Insurance — 3.1%
Aflac, Inc.	40,091	2,170,527
Alleghany Corp.(1)	722	467,047
Allstate Corp. (The)	25,379	2,759,205
Ambac Financial Group, Inc.(1)	1,415	21,140
American Equity Investment Life Holding Co.	14,086	473,712
American Financial Group, Inc.	9,320	1,245,245
American International Group, Inc.	63,498	3,339,995
American National Group, Inc.	279	52,801
AMERISAFE, Inc.	1,550	82,289
Aon plc, Class A	6,341	1,875,478
Arch Capital Group Ltd.(1)	23,731	958,258

Argo Group International Holdings Ltd.	2,984	161,971
Arthur J. Gallagher & Co.	4,081	664,795
Assurant, Inc.	4,495	683,689
Assured Guaranty Ltd.	8,134	398,322
Athene Holding Ltd., Class A(1)	12,802	1,048,740
Axis Capital Holdings Ltd.	11,171	554,975
Brighthouse Financial, Inc.(1)	9,755	474,191
Brown & Brown, Inc.	1,255	80,835
Chubb Ltd.	13,360	2,397,719
Cincinnati Financial Corp.	8,092	921,679
Citizens, Inc.(1)	452	2,563
CNA Financial Corp.	359	14,949
CNO Financial Group, Inc.	17,564	398,000
Crawford & Co., Class A	784	5,715
eHealth, Inc.(1)	1,199	26,474
Employers Holdings, Inc.	1,505	58,108
Enstar Group Ltd.(1)	546	121,813
Erie Indemnity Co., Class A	1,381	256,604
Everest Re Group Ltd.	2,050	525,579
Fidelity National Financial, Inc.	34,153	1,670,423
First American Financial Corp.	15,109	1,120,786
Genworth Financial, Inc., Class A(1)	101,240	386,737
Globe Life, Inc.	9,079	785,697
Goosehead Insurance, Inc., Class A	197	25,870
Greenlight Capital Re Ltd., A Shares(1)	438	2,961
Hallmark Financial Services, Inc.(1)	138	552
Hanover Insurance Group, Inc. (The)	3,602	438,543
Hartford Financial Services Group, Inc. (The)	40,694	2,689,873
HCI Group, Inc.	444	49,018
Horace Mann Educators Corp.	9,116	337,930
James River Group Holdings Ltd.	1,650	43,626
Kemper Corp.	6,236	344,975
Kinsale Capital Group, Inc.	652	135,616
Lincoln National Corp.	12,358	819,706
Loews Corp.	13,669	730,745
Markel Corp.(1)	360	430,135
Marsh & McLennan Cos., Inc.	7,625	1,250,652
MBIA, Inc.(1)	2,999	35,268
Mercury General Corp.	3,285	167,601
MetLife, Inc.	37,622	2,206,906
National Western Life Group, Inc., Class A	184	37,472
Old Republic International Corp.	28,078	672,749
Palomar Holdings, Inc.(1)	273	19,951
Primerica, Inc.	5,243	771,507
Principal Financial Group, Inc.	20,815	1,427,493
ProAssurance Corp.	3,055	70,265
Progressive Corp. (The)	38,541	3,582,001
Prudential Financial, Inc.	28,022	2,865,530
Reinsurance Group of America, Inc.	4,498	426,905
RenaissanceRe Holdings Ltd.	2,745	423,032
RLI Corp.	1,399	143,789
Safety Insurance Group, Inc.	2,498	193,020
Selective Insurance Group, Inc.	6,164	465,629
SiriusPoint Ltd.(1)	5,795	44,621
State Auto Financial Corp.	630	32,420

Stewart Information Services Corp.	6,553	466,705
Tiptree, Inc.	1,990	25,930
Travelers Cos., Inc. (The)	20,670	3,037,456
Trupanion, Inc.(1)	231	28,487
United Fire Group, Inc.	18	377
Universal Insurance Holdings, Inc.	1,959	29,522
Unum Group	17,573	405,936
White Mountains Insurance Group Ltd.	284	284,824
Willis Towers Watson plc	1,710	386,186
WR Berkley Corp.	7,828	599,938
		52,357,783
Interactive Media and Services — 4.1%
Alphabet, Inc., Class A(1)	7,666	21,755,725
Alphabet, Inc., Class C(1)	7,292	20,775,200
Bumble, Inc., Class A(1)	780	26,723
Cargurus, Inc.(1)	7,651	286,912
Cars.com, Inc.(1)	5,488	91,540
fuboTV, Inc.(1)(2)	1,897	37,219
IAC/InterActiveCorp(1)	2,646	353,638
Match Group, Inc.(1)	4,848	630,191
Meta Platforms, Inc., Class A(1)	70,543	22,888,382
QuinStreet, Inc.(1)	875	13,396
Snap, Inc., Class A(1)	16,480	784,613
TripAdvisor, Inc.(1)	1,254	32,428
TrueCar, Inc.(1)	50	164
Twitter, Inc.(1)	22,500	988,650
Vimeo, Inc.(1)	977	18,866
Yelp, Inc.(1)	2,985	102,326
Ziff Davis, Inc.(1)	757	86,200
		68,872,173
Internet and Direct Marketing Retail — 3.4%
1-800-Flowers.com, Inc., Class A(1)	3,292	98,036
Amazon.com, Inc.(1)	14,559	51,059,432
CarParts.com, Inc.(1)	1,162	14,374
DoorDash, Inc., Class A(1)	2,468	441,204
eBay, Inc.	23,936	1,614,722
Etsy, Inc.(1)	3,165	869,046
Liquidity Services, Inc.(1)	3,598	81,567
MercadoLibre, Inc.(1)	713	847,336
PetMed Express, Inc.	1,769	48,400
Revolve Group, Inc.(1)	6,588	501,808
Shutterstock, Inc.	3,928	447,831
Wayfair, Inc., Class A(1)(2)	1,596	395,553
		56,419,309
IT Services — 3.2%
Accenture plc, Class A	24,246	8,665,520
Akamai Technologies, Inc.(1)	9,435	1,063,324
Alliance Data Systems Corp.	8,742	595,855
Amdocs Ltd.	9,482	662,033
Automatic Data Processing, Inc.	18,860	4,354,585
Broadridge Financial Solutions, Inc.	6,096	1,027,603
Cass Information Systems, Inc.	681	27,349
Cognizant Technology Solutions Corp., Class A	31,255	2,437,265
Computer Task Group, Inc.(1)	51	403
Concentrix Corp.	4,837	802,942

CSG Systems International, Inc.	8,699	458,524
DXC Technology Co.(1)	38,208	1,145,858
EPAM Systems, Inc.(1)	2,236	1,360,718
Euronet Worldwide, Inc.(1)	3,699	374,968
EVERTEC, Inc.	1,763	74,028
ExlService Holdings, Inc.(1)	1,280	166,234
Fidelity National Information Services, Inc.	8,715	910,717
Fiserv, Inc.(1)	6,974	673,130
FleetCor Technologies, Inc.(1)	1,895	392,511
Gartner, Inc.(1)	3,351	1,046,350
Genpact Ltd.	3,063	147,851
Global Payments, Inc.	4,803	571,749
GoDaddy, Inc., Class A(1)	4,563	320,186
Hackett Group, Inc. (The)	732	14,977
International Business Machines Corp.	21,457	2,512,615
International Money Express, Inc.(1)	961	14,521
Jack Henry & Associates, Inc.	3,255	493,556
Kyndryl Holdings, Inc.(1)	3,963	62,615
LiveRamp Holdings, Inc.(1)	1,189	55,800
Mastercard, Inc., Class A	21,348	6,722,912
MAXIMUS, Inc.	4,762	359,293
MongoDB, Inc.(1)	562	279,932
Okta, Inc.(1)	1,274	274,203
Paychex, Inc.	15,109	1,800,993
PayPal Holdings, Inc.(1)	20,344	3,761,402
Perficient, Inc.(1)	190	26,036
Sabre Corp.(1)	3,404	25,632
Shift4 Payments, Inc., Class A(1)	302	15,710
Square, Inc., Class A(1)	9,389	1,956,010
Switch, Inc., Class A	2,008	54,919
TTEC Holdings, Inc.	2,512	211,988
Tucows, Inc., Class A(1)	85	6,913
Twilio, Inc., Class A(1)	2,149	614,936
Unisys Corp.(1)	1,184	21,501
VeriSign, Inc.(1)	2,096	502,851
Visa, Inc., Class A	35,771	6,931,347
Western Union Co. (The)	24,880	393,602
WEX, Inc.(1)	747	94,436
		54,488,403
Leisure Products — 0.3%
Acushnet Holdings Corp.	2,973	161,672
American Outdoor Brands, Inc.(1)	141	3,326
Brunswick Corp.	11,435	1,073,861
Callaway Golf Co.(1)	2,653	71,525
Clarus Corp.	304	8,023
Hasbro, Inc.	5,082	492,497
Johnson Outdoors, Inc., Class A	466	48,483
Malibu Boats, Inc., Class A(1)	5,467	379,792
Marine Products Corp.	2	24
MasterCraft Boat Holdings, Inc.(1)	2,140	58,550
Mattel, Inc.(1)	4,952	105,032
Nautilus, Inc.(1)	2,801	19,187
Peloton Interactive, Inc., Class A(1)	7,033	309,452
Polaris, Inc.	9,087	1,015,836
Smith & Wesson Brands, Inc.	6,586	149,831

Sturm Ruger & Co., Inc.	4,363	312,783
Vista Outdoor, Inc.(1)	12,776	557,928
YETI Holdings, Inc.(1)	11,264	1,038,090
		5,805,892
Life Sciences Tools and Services — 1.2%
Adaptive Biotechnologies Corp.(1)	1,507	39,318
Agilent Technologies, Inc.	6,466	975,719
Bio-Rad Laboratories, Inc., Class A(1)	813	612,352
Bio-Techne Corp.	887	418,691
Bruker Corp.	9,521	771,106
Charles River Laboratories International, Inc.(1)	1,573	575,513
Danaher Corp.	8,465	2,722,683
ICON plc(1)	262	70,863
Illumina, Inc.(1)	3,605	1,317,015
IQVIA Holdings, Inc.(1)	2,418	626,576
Medpace Holdings, Inc.(1)	194	40,238
Mettler-Toledo International, Inc.(1)	1,328	2,010,765
NeoGenomics, Inc.(1)	920	31,519
PerkinElmer, Inc.	1,238	225,514
Repligen Corp.(1)	1,765	505,672
Syneos Health, Inc.(1)	359	34,880
Thermo Fisher Scientific, Inc.	8,276	5,237,301
Waters Corp.(1)	5,185	1,701,043
West Pharmaceutical Services, Inc.	3,838	1,698,929
		19,615,697
Machinery — 2.5%
AGCO Corp.	7,449	820,954
Alamo Group, Inc.	1,774	252,298
Albany International Corp., Class A	5,024	406,592
Allison Transmission Holdings, Inc.	2,835	98,063
Altra Industrial Motion Corp.	2,197	115,804
Astec Industries, Inc.	4,812	301,616
Barnes Group, Inc.	1,900	82,555
Caterpillar, Inc.	30,734	5,942,419
CIRCOR International, Inc.(1)	1,274	34,334
Colfax Corp.(1)	4,232	196,534
Columbus McKinnon Corp.	1,286	57,124
Commercial Vehicle Group, Inc.(1)	1,612	13,525
Crane Co.	673	64,971
Cummins, Inc.	12,361	2,592,720
Deere & Co.	19,705	6,808,866
Desktop Metal, Inc., Class A(1)(2)	2,419	15,772
Donaldson Co., Inc.	13,689	772,470
Douglas Dynamics, Inc.	2,123	84,389
Dover Corp.	2,996	490,895
Energy Recovery, Inc.(1)	2,481	52,721
Enerpac Tool Group Corp.	1,638	34,578
EnPro Industries, Inc.	4,564	465,528
ESCO Technologies, Inc.	694	56,728
Federal Signal Corp.	7,189	305,029
Flowserve Corp.	11,283	338,264
Fortive Corp.	1,066	78,745
Franklin Electric Co., Inc.	4,727	416,212
Gorman-Rupp Co. (The)	1,072	46,343
Graco, Inc.	16,761	1,221,709

Greenbrier Cos., Inc. (The)	9,163	366,428
Helios Technologies, Inc.	671	67,321
Hyster-Yale Materials Handling, Inc.	921	36,158
IDEX Corp.	1,831	411,224
Illinois Tool Works, Inc.	10,473	2,431,307
Ingersoll Rand, Inc.	9,888	576,866
ITT, Inc.	6,912	653,737
John Bean Technologies Corp.	670	105,706
Kennametal, Inc.	11,234	397,347
Lincoln Electric Holdings, Inc.	6,783	915,434
Lindsay Corp.	342	49,768
Manitowoc Co., Inc. (The)(1)	63	1,201
Mayville Engineering Co., Inc.(1)	3	45
Meritor, Inc.(1)	2,387	60,367
Middleby Corp. (The)(1)	631	110,223
Miller Industries, Inc.	912	29,832
Mueller Industries, Inc.	9,242	511,360
Mueller Water Products, Inc., Class A	27,544	375,700
Nordson Corp.	505	128,366
Oshkosh Corp.	7,883	848,211
Otis Worldwide Corp.	5,042	405,377
PACCAR, Inc.	21,357	1,781,601
Park-Ohio Holdings Corp.	324	6,840
Parker-Hannifin Corp.	3,041	918,564
Pentair plc	1,719	126,673
Proto Labs, Inc.(1)	1,532	76,784
RBC Bearings, Inc.(1)	1,919	379,367
REV Group, Inc.	828	13,000
Shyft Group, Inc. (The)	9,916	482,017
Snap-on, Inc.	5,505	1,133,535
SPX Corp.(1)	766	44,543
SPX FLOW, Inc.	6,076	507,407
Standex International Corp.	661	68,090
Stanley Black & Decker, Inc.	2,376	415,230
Tennant Co.	1,469	115,552
Terex Corp.	11,382	482,369
Timken Co. (The)	8,199	539,740
Titan International, Inc.(1)	5,036	34,698
Toro Co. (The)	12,001	1,206,821
Trinity Industries, Inc.	14,109	373,888
Wabash National Corp.	5,383	89,896
Watts Water Technologies, Inc., Class A	3,224	608,401
Welbilt, Inc.(1)	4,037	95,112
Westinghouse Air Brake Technologies Corp.	9,186	815,441
Woodward, Inc.	3,914	414,101
Xylem, Inc.	3,803	460,581
		41,839,987
Marine†
Costamare, Inc.	6,400	76,800
Eneti, Inc.	33	279
Genco Shipping & Trading Ltd.	6	92
Kirby Corp.(1)	1,510	78,852
Matson, Inc.	7,486	610,334
		766,357
Media — 1.0%
Altice USA, Inc., Class A(1)	16,764	265,542

AMC Networks, Inc., Class A(1)	6,555	253,089
Boston Omaha Corp., Class A(1)	566	16,216
Cable One, Inc.	299	529,846
Charter Communications, Inc., Class A(1)	2,356	1,522,636
Comcast Corp., Class A	123,372	6,166,133
Discovery, Inc., Class A(1)	887	20,640
Discovery, Inc., Class C(1)	10,793	245,109
DISH Network Corp., Class A(1)	21,950	685,937
Entercom Communications Corp.(1)	9,930	24,527
Entravision Communications Corp., Class A	7,224	53,674
Fox Corp., Class A	38,977	1,391,869
Fox Corp., Class B	17,920	602,112
Gannett Co., Inc.(1)	4,740	24,221
Gray Television, Inc.	18,603	383,594
Interpublic Group of Cos., Inc. (The)	4,957	164,523
John Wiley & Sons, Inc., Class A	3	156
Liberty Broadband Corp., Class A(1)	99	15,006
Liberty Broadband Corp., Class C(1)	7,737	1,198,074
Liberty Media Corp.-Liberty SiriusXM, Class C(1)	8,596	420,602
Liberty Media Corp.-Liberty SiriusXM, Class A(1)	3,420	166,896
Loyalty Ventures, Inc.(1)	3,430	98,441
Magnite, Inc.(1)	1,136	20,028
Meredith Corp.(1)	1,212	71,508
New York Times Co. (The), Class A	11,466	544,635
News Corp., Class A	26,382	570,379
News Corp., Class B	12,507	269,526
Nexstar Media Group, Inc., Class A	670	100,165
Omnicom Group, Inc.	6,905	464,776
Scholastic Corp.	670	25,219
Sinclair Broadcast Group, Inc., Class A	1,003	23,400
Sirius XM Holdings, Inc.	14,281	87,114
TechTarget, Inc.(1)	461	44,546
TEGNA, Inc.	24	474
ViacomCBS, Inc., Class B	15,962	494,024
WideOpenWest, Inc.(1)	1,457	27,100
		16,991,737
Metals and Mining — 1.0%
Alcoa Corp.	31,602	1,470,441
Allegheny Technologies, Inc.(1)	23,602	336,093
Alpha Metallurgical Resources, Inc.(1)	21	978
Arconic Corp.(1)	15,809	422,417
Carpenter Technology Corp.	6,840	187,963
Century Aluminum Co.(1)	4,487	59,363
Cleveland-Cliffs, Inc.(1)(2)	41,925	853,174
Coeur Mining, Inc.(1)	48,851	273,566
Commercial Metals Co.	20,651	638,116
Compass Minerals International, Inc.	5,883	286,208
Fortitude Gold Corp.	744	5,096
Freeport-McMoRan, Inc.	69,145	2,563,897
Haynes International, Inc.	333	13,343
Hecla Mining Co.	19,460	107,808
Kaiser Aluminum Corp.	3,653	325,957
Materion Corp.	1,107	93,719
MP Materials Corp.(1)	2,009	88,275
Newmont Corp.	34,655	1,903,253

Nucor Corp.	25,000	2,656,500
Olympic Steel, Inc.	157	3,195
Reliance Steel & Aluminum Co.	7,721	1,147,572
Royal Gold, Inc.	3,983	398,420
Ryerson Holding Corp.	312	7,310
Schnitzer Steel Industries, Inc., Class A	1,714	82,443
Steel Dynamics, Inc.	26,923	1,609,995
SunCoke Energy, Inc.	5,564	33,885
United States Steel Corp.	22,985	519,691
Warrior Met Coal, Inc.	17,412	374,184
Worthington Industries, Inc.	6,050	290,279
		16,753,141
Multi-Utilities — 0.6%
Ameren Corp.	17,854	1,456,708
Avista Corp.	6,463	248,890
CenterPoint Energy, Inc.	25,982	673,194
CMS Energy Corp.	15,225	895,991
Consolidated Edison, Inc.	14,208	1,103,109
Dominion Energy, Inc.	8,685	618,372
DTE Energy Co.	6,073	657,949
MDU Resources Group, Inc.	13,046	355,242
NiSource, Inc.	24,727	606,059
NorthWestern Corp.	972	53,752
Public Service Enterprise Group, Inc.	23,917	1,494,573
Sempra Energy	9,531	1,142,481
Unitil Corp.	963	39,907
WEC Energy Group, Inc.	4,441	386,056
		9,732,283
Multiline Retail — 1.0%
Big Lots, Inc.	7,325	317,758
Dillard's, Inc., Class A	437	119,694
Dollar General Corp.	11,477	2,539,860
Dollar Tree, Inc.(1)	19,640	2,628,421
Kohl's Corp.	23,298	1,193,557
Macy's, Inc.	54,916	1,565,106
Nordstrom, Inc.(1)	13,526	286,345
Ollie's Bargain Outlet Holdings, Inc.(1)	913	56,506
Target Corp.	32,871	8,015,265
		16,722,512
Oil, Gas and Consumable Fuels — 4.3%
Alto Ingredients, Inc.(1)	4,759	24,794
Antero Midstream Corp.	47,621	462,400
Antero Resources Corp.(1)	40,780	716,097
APA Corp.	46,460	1,197,274
Arch Resources, Inc.(1)(2)	3,363	260,599
Berry Corp.	9,626	78,356
Brigham Minerals, Inc., Class A	848	17,605
Callon Petroleum Co.(1)	9,801	498,283
Centennial Resource Development, Inc., Class A(1)	13,518	84,217
Cheniere Energy, Inc.	5,783	606,116
Chevron Corp.	70,793	7,990,406
Civitas Resources, Inc.	1,238	63,274
Clean Energy Fuels Corp.(1)	15,332	109,930
CNX Resources Corp.(1)	22,465	306,423
Comstock Resources, Inc.(1)	17,400	140,766

ConocoPhillips	79,582	5,581,086
CONSOL Energy, Inc.(1)	3,874	85,034
Continental Resources, Inc.	7,206	319,514
Coterra Energy, Inc.	121,899	2,447,732
CVR Energy, Inc.	1,829	28,551
Delek US Holdings, Inc.(1)	17,866	280,139
Devon Energy Corp.	97,644	4,106,907
DHT Holdings, Inc.	19,428	107,825
Diamondback Energy, Inc.	22,626	2,414,873
Dorian LPG Ltd.	1,331	16,385
DTE Midstream LLC(1)	2,710	124,308
EnLink Midstream LLC(1)	79,209	515,651
EOG Resources, Inc.	37,729	3,282,423
EQT Corp.(1)	34,801	676,183
Equitrans Midstream Corp.	64,095	616,594
Evolution Petroleum Corp.	477	2,371
Exxon Mobil Corp.	165,285	9,890,654
Goodrich Petroleum Corp.(1)	68	1,564
Green Plains, Inc.(1)	11,985	463,220
Hess Corp.	20,244	1,508,583
HollyFrontier Corp.	12,619	407,846
International Seaways, Inc.	3,697	53,976
Kinder Morgan, Inc.	58,600	905,956
Kosmos Energy Ltd.(1)	108,203	396,023
Magnolia Oil & Gas Corp., Class A(1)	14,295	271,176
Marathon Oil Corp.	96,781	1,499,138
Marathon Petroleum Corp.	24,852	1,512,244
Matador Resources Co.	22,064	866,453
Murphy Oil Corp.	26,294	698,895
NextDecade Corp.(1)(2)	153	487
Nordic American Tankers Ltd.	10,910	21,602
Occidental Petroleum Corp.	100,936	2,992,752
ONEOK, Inc.	36,756	2,199,479
Overseas Shipholding Group, Inc., Class A(1)	1,597	2,859
Ovintiv, Inc.	38,041	1,322,305
Par Pacific Holdings, Inc.(1)	1,990	26,945
PBF Energy, Inc., Class A(1)	15,692	196,621
PDC Energy, Inc.	19,212	968,861
Phillips 66	15,818	1,094,131
PHX Minerals, Inc.	28	70
Pioneer Natural Resources Co.	16,091	2,869,347
Plains GP Holdings LP, Class A(1)	10,773	107,730
Range Resources Corp.(1)	45,700	893,892
Ranger Oil Corp., Class A(1)	4,542	122,271
Rattler Midstream LP	2,616	27,860
Renewable Energy Group, Inc.(1)	8,372	400,014
REX American Resources Corp.(1)	312	28,392
Scorpio Tankers, Inc.	4,575	63,638
SFL Corp. Ltd.	9,235	77,020
SM Energy Co.	24,027	696,783
Southwestern Energy Co.(1)	135,357	606,399
Talos Energy, Inc.(1)	8,906	88,793
Targa Resources Corp.	37,088	1,914,854
Teekay Corp.(1)	317	1,052
Teekay Tankers Ltd., Class A(1)	6	67

Valero Energy Corp.	23,148	1,549,527
Whiting Petroleum Corp.(1)	7,557	488,862
Williams Cos., Inc. (The)	64,098	1,717,185
World Fuel Services Corp.	12,756	318,772
		72,436,414
Paper and Forest Products — 0.1%
Clearwater Paper Corp.(1)	1,341	53,975
Glatfelter Corp.	2,820	46,445
Louisiana-Pacific Corp.	16,885	1,103,435
Mercer International, Inc.	2,253	24,107
Neenah, Inc.	1,420	66,016
Schweitzer-Mauduit International, Inc.	3,022	86,731
Sylvamo Corp.(1)	2,839	85,965
Verso Corp., Class A	2,048	43,295
		1,509,969
Personal Products — 0.3%
Beauty Health Co. (The)(1)	2,852	74,038
Coty, Inc., Class A(1)	3,823	37,198
Edgewell Personal Care Co.	10,213	433,644
Estee Lauder Cos., Inc. (The), Class A	9,239	3,067,995
Herbalife Nutrition Ltd.(1)	1,285	48,008
Inter Parfums, Inc.	664	58,319
Lifevantage Corp.(1)	15	96
Medifast, Inc.	2,142	440,695
Nature's Sunshine Products, Inc.	2	34
Nu Skin Enterprises, Inc., Class A	9,433	413,920
USANA Health Sciences, Inc.(1)	2,020	201,434
		4,775,381
Pharmaceuticals — 3.3%
Aclaris Therapeutics, Inc.(1)	1,322	16,922
Amneal Pharmaceuticals, Inc.(1)	2,725	11,390
Amphastar Pharmaceuticals, Inc.(1)	606	11,853
ANI Pharmaceuticals, Inc.(1)	18	741
Antares Pharma, Inc.(1)	5,956	19,238
Arvinas, Inc.(1)	1,491	112,734
AstraZeneca plc, ADR	16,803	921,308
Atea Pharmaceuticals, Inc.(1)	7,000	56,630
Bristol-Myers Squibb Co.	93,595	5,019,500
Catalent, Inc.(1)	10,191	1,311,174
Collegium Pharmaceutical, Inc.(1)	3,267	57,434
Corcept Therapeutics, Inc.(1)	17,835	374,535
Durect Corp.(1)	3	3
Elanco Animal Health, Inc.(1)	25,461	731,749
Eli Lilly & Co.	27,948	6,932,222
Endo International plc(1)	30	168
Innoviva, Inc.(1)	8,137	136,051
Intra-Cellular Therapies, Inc.(1)	8,517	344,768
Jazz Pharmaceuticals plc(1)	5,576	668,395
Johnson & Johnson	97,015	15,127,549
Merck & Co., Inc.	97,433	7,298,706
Nektar Therapeutics(1)	3,725	41,943
NGM Biopharmaceuticals, Inc.(1)	492	8,866
Organon & Co.	8,457	247,198
Perrigo Co. plc	10,746	394,486
Pfizer, Inc.	202,097	10,858,672

Phibro Animal Health Corp., Class A	1,151	22,548
Pliant Therapeutics, Inc.(1)(2)	1,175	16,661
Prestige Consumer Healthcare, Inc.(1)	8,462	473,449
Revance Therapeutics, Inc.(1)	120	1,642
SIGA Technologies, Inc.(1)	4,063	33,154
Strongbridge Biopharma Plc(1)	1,036	188
Supernus Pharmaceuticals, Inc.(1)	12,533	375,614
Verrica Pharmaceuticals, Inc.(1)	2	21
Viatris, Inc.	23,798	292,953
Xeris Biopharma Holdings, Inc.(1)	8	17
Zoetis, Inc.	17,418	3,867,493
		55,787,975
Professional Services — 0.6%
Acacia Research Corp.(1)	1,942	9,516
ASGN, Inc.(1)	448	54,513
Barrett Business Services, Inc.	276	19,483
BGSF, Inc.	7	98
Booz Allen Hamilton Holding Corp.	6,532	548,296
CACI International, Inc., Class A(1)	168	43,584
CoStar Group, Inc.(1)	6,519	506,917
CRA International, Inc.	587	54,045
Equifax, Inc.	3,745	1,043,544
Exponent, Inc.	4,203	489,650
Franklin Covey Co.(1)	476	20,934
FTI Consulting, Inc.(1)	706	103,140
Heidrick & Struggles International, Inc.	2,548	109,997
IHS Markit Ltd.	4,462	570,333
Insperity, Inc.	3,479	402,659
Jacobs Engineering Group, Inc.	3,372	480,712
KBR, Inc.	11,287	496,628
Kelly Services, Inc., Class A	1,273	21,463
Kforce, Inc.	3,057	234,258
Korn Ferry	8,827	642,076
Leidos Holdings, Inc.	3,769	331,333
ManpowerGroup, Inc.	6,849	613,876
ManTech International Corp., Class A	336	22,831
Nielsen Holdings plc	4,378	83,883
Resources Connection, Inc.	2,132	36,628
Robert Half International, Inc.	14,337	1,593,844
Science Applications International Corp.	784	65,770
TransUnion	4,427	492,238
TriNet Group, Inc.(1)	4,394	440,718
TrueBlue, Inc.(1)	4,523	117,688
Verisk Analytics, Inc.	4,087	919,044
		10,569,699
Real Estate Management and Development — 0.4%
CBRE Group, Inc., Class A(1)	29,028	2,774,206
Cushman & Wakefield plc(1)	1,415	25,017
eXp World Holdings, Inc.	792	29,074
Forestar Group, Inc.(1)	314	6,223
FRP Holdings, Inc.(1)	270	15,833
Howard Hughes Corp. (The)(1)	4,135	339,029
Jones Lang LaSalle, Inc.(1)	6,472	1,520,338
Kennedy-Wilson Holdings, Inc.	2,788	60,472
Marcus & Millichap, Inc.(1)	1,231	52,748

Newmark Group, Inc., Class A	9,346	150,097
Opendoor Technologies, Inc.(1)	5,632	89,211
RE/MAX Holdings, Inc., Class A	1,453	39,943
Realogy Holdings Corp.(1)	1,500	22,785
Redfin Corp.(1)	2,950	120,035
RMR Group, Inc. (The), Class A	571	18,655
St. Joe Co. (The)	4,456	213,933
Tejon Ranch Co.(1)	586	10,724
Zillow Group, Inc., Class A(1)	3,222	174,342
Zillow Group, Inc., Class C(1)	3,619	196,403
		5,859,068
Road and Rail — 1.9%
AMERCO	824	580,557
ArcBest Corp.	5,471	563,951
Avis Budget Group, Inc.(1)	254	69,746
CSX Corp.	159,237	5,519,154
Daseke, Inc.(1)	1,429	13,790
Heartland Express, Inc.	2,844	47,609
J.B. Hunt Transport Services, Inc.	10,138	1,937,980
Kansas City Southern	9,531	2,772,091
Knight-Swift Transportation Holdings, Inc.	10,818	619,331
Landstar System, Inc.	4,555	767,745
Lyft, Inc., Class A(1)	7,300	296,453
Marten Transport Ltd.	4,850	77,988
Norfolk Southern Corp.	15,620	4,143,517
Old Dominion Freight Line, Inc.	9,747	3,461,842
Ryder System, Inc.	9,106	756,527
Saia, Inc.(1)	3,773	1,249,542
Schneider National, Inc., Class B	3,240	79,704
Uber Technologies, Inc.(1)	11,208	425,904
Union Pacific Corp.	33,355	7,859,772
Universal Logistics Holdings, Inc.	10	186
US Xpress Enterprises, Inc., Class A(1)	1,823	14,329
Werner Enterprises, Inc.	9,137	412,170
XPO Logistics, Inc.(1)	3,223	233,474
		31,903,362
Semiconductors and Semiconductor Equipment — 5.8%
Advanced Micro Devices, Inc.(1)	38,901	6,160,751
Alpha & Omega Semiconductor Ltd.(1)	1,104	54,228
Ambarella, Inc.(1)	493	88,503
Amkor Technology, Inc.	17,695	381,504
Analog Devices, Inc.	18,048	3,253,152
Applied Materials, Inc.	53,142	7,821,971
Axcelis Technologies, Inc.(1)	1,448	89,515
Broadcom, Inc.	7,135	3,950,507
Brooks Automation, Inc.	4,068	460,091
CEVA, Inc.(1)	973	42,909
Cirrus Logic, Inc.(1)	5,233	419,582
CMC Materials, Inc.	2,600	345,280
Cohu, Inc.(1)	10,894	359,175
Diodes, Inc.(1)	5,512	586,201
Enphase Energy, Inc.(1)	3,911	977,750
Entegris, Inc.	5,528	807,530
First Solar, Inc.(1)	5,419	561,408
FormFactor, Inc.(1)	9,163	384,113

Intel Corp.	157,174	7,732,961
KLA Corp.	6,374	2,601,421
Kulicke & Soffa Industries, Inc.	7,111	410,020
Lam Research Corp.	8,743	5,943,929
Lattice Semiconductor Corp.(1)	7,370	559,604
MagnaChip Semiconductor Corp.(1)	5,171	93,492
Marvell Technology, Inc.	20,231	1,439,840
Microchip Technology, Inc.	8,628	719,834
Micron Technology, Inc.	68,161	5,725,524
MKS Instruments, Inc.	2,521	383,595
Monolithic Power Systems, Inc.	1,093	604,932
NeoPhotonics Corp.(1)	5,273	81,046
NVIDIA Corp.	49,167	16,065,809
ON Semiconductor Corp.(1)	30,730	1,887,744
Onto Innovation, Inc.(1)	2,876	270,804
PDF Solutions, Inc.(1)	909	27,206
Photronics, Inc.(1)	2,735	36,129
Power Integrations, Inc.	1,686	168,651
Qorvo, Inc.(1)	8,611	1,259,187
QUALCOMM, Inc.	27,744	5,009,457
Rambus, Inc.(1)	5,187	139,530
Semtech Corp.(1)	1,219	104,432
Silicon Laboratories, Inc.(1)	921	180,765
SiTime Corp.(1)	270	80,590
Skyworks Solutions, Inc.	12,898	1,956,111
SMART Global Holdings, Inc.(1)	2,477	141,239
SolarEdge Technologies, Inc.(1)	2,899	950,176
SunPower Corp.(1)(2)	1,049	30,054
Synaptics, Inc.(1)	3,927	1,108,356
Teradyne, Inc.	18,310	2,799,050
Texas Instruments, Inc.	39,359	7,571,491
Ultra Clean Holdings, Inc.(1)	8,302	455,033
Universal Display Corp.	2,022	289,247
Veeco Instruments, Inc.(1)	2,097	55,738
Wolfspeed, Inc.(1)	4,471	548,234
Xilinx, Inc.	12,266	2,802,168
		96,977,569
Software — 7.1%
A10 Networks, Inc.	7,510	115,804
ACI Worldwide, Inc.(1)	10,948	319,025
Adobe, Inc.(1)	8,873	5,943,579
Agilysys, Inc.(1)	461	20,077
Alarm.com Holdings, Inc.(1)	3,190	254,530
American Software, Inc., Class A	1,149	26,197
Anaplan, Inc.(1)	859	36,774
ANSYS, Inc.(1)	1,563	611,883
Appfolio, Inc., Class A(1)	137	16,507
Aspen Technology, Inc.(1)	6,141	890,629
Autodesk, Inc.(1)	8,260	2,099,609
Avalara, Inc.(1)	841	117,471
Avaya Holdings Corp.(1)	11,483	223,574
Bentley Systems, Inc., Class B	2,848	136,676
Bill.com Holdings, Inc.(1)	2,594	728,525
Black Knight, Inc.(1)	3,230	230,848
Blackbaud, Inc.(1)	5,532	417,445

Blackline, Inc.(1)	427	46,991
Bottomline Technologies de, Inc.(1)	1,044	46,813
Cadence Design Systems, Inc.(1)	9,504	1,686,580
CDK Global, Inc.	1,769	68,354
Cerence, Inc.(1)	7	526
Ceridian HCM Holding, Inc.(1)	359	39,275
ChannelAdvisor Corp.(1)	1,237	30,937
Citrix Systems, Inc.	4,747	381,801
CommVault Systems, Inc.(1)	2,004	126,012
Consensus Cloud Solutions, Inc.(1)	242	15,159
Coupa Software, Inc.(1)	312	61,358
Crowdstrike Holdings, Inc., Class A(1)	3,789	822,743
Datadog, Inc., Class A(1)	2,494	444,655
Digital Turbine, Inc.(1)	4,908	260,418
DocuSign, Inc.(1)	2,518	620,334
Dolby Laboratories, Inc., Class A	4,574	381,517
Domo, Inc., Class B(1)	505	36,537
Dropbox, Inc., Class A(1)	6,437	158,415
Dynatrace, Inc.(1)	1,110	69,763
Fair Isaac Corp.(1)	1,125	397,271
Five9, Inc.(1)	645	91,803
Fortinet, Inc.(1)	11,545	3,834,210
Guidewire Software, Inc.(1)	1,764	205,224
HubSpot, Inc.(1)	956	771,406
Intelligent Systems Corp.(1)(2)	509	20,645
InterDigital, Inc.	5,649	383,624
Intuit, Inc.	7,052	4,600,020
Manhattan Associates, Inc.(1)	6,835	1,067,354
Microsoft Corp.	203,961	67,427,467
MicroStrategy, Inc., Class A(1)(2)	189	136,350
Mimecast Ltd.(1)	1,206	97,686
Mitek Systems, Inc.(1)	2,349	40,238
nCino, Inc.(1)	436	27,084
NCR Corp.(1)	10,267	399,386
New Relic, Inc.(1)	433	47,989
NortonLifeLock, Inc.	33,953	843,732
Nuance Communications, Inc.(1)	1,820	100,992
Nutanix, Inc., Class A(1)	3,125	103,812
Oracle Corp. (New York)	46,025	4,176,308
Palantir Technologies, Inc., Class A(1)	31,718	654,977
Palo Alto Networks, Inc.(1)	2,378	1,300,623
Paycom Software, Inc.(1)	3,739	1,635,738
Paylocity Holding Corp.(1)	1,738	438,567
Pegasystems, Inc.	300	34,446
Progress Software Corp.	753	36,483
PTC, Inc.(1)	2,393	262,225
Q2 Holdings, Inc.(1)	359	28,828
Qualys, Inc.(1)	3,816	497,187
RingCentral, Inc., Class A(1)	368	79,481
Riot Blockchain, Inc.(1)	1,967	73,507
SailPoint Technologies Holdings, Inc.(1)	1,585	83,355
salesforce.com, Inc.(1)	11,297	3,219,193
ServiceNow, Inc.(1)	4,013	2,599,220
ShotSpotter, Inc.(1)	288	10,115
Smartsheet, Inc., Class A(1)	1,759	112,576

Splunk, Inc.(1)	943	114,103
Sprout Social, Inc., Class A(1)	354	39,535
SPS Commerce, Inc.(1)	1,416	199,642
SS&C Technologies Holdings, Inc.	3,032	231,433
Synopsys, Inc.(1)	2,525	861,025
Teradata Corp.(1)	7,970	346,057
Trade Desk, Inc. (The), Class A(1)	4,555	471,078
Tyler Technologies, Inc.(1)	968	502,373
Verint Systems, Inc.(1)	509	24,223
VirnetX Holding Corp.(1)(2)	8,145	24,435
VMware, Inc., Class A	3,731	435,557
Vonage Holdings Corp.(1)	2,471	50,952
Workday, Inc., Class A(1)	1,959	537,217
Xperi Holding Corp.	1,415	25,357
Zendesk, Inc.(1)	1,472	150,306
Zoom Video Communications, Inc., Class A(1)	4,469	944,791
Zscaler, Inc.(1)	535	185,629
		118,470,176
Specialty Retail — 3.6%
Aaron's Co., Inc. (The)	5,398	119,836
Abercrombie & Fitch Co., Class A(1)	12,939	465,804
Academy Sports & Outdoors, Inc.(1)	11,397	508,534
Advance Auto Parts, Inc.	7,817	1,725,368
America's Car-Mart, Inc.(1)	77	7,557
American Eagle Outfitters, Inc.(2)	13,897	359,793
Asbury Automotive Group, Inc.(1)	3,523	576,504
AutoNation, Inc.(1)	11,141	1,379,813
AutoZone, Inc.(1)	457	830,401
Bath & Body Works, Inc.	6,765	508,254
Bed Bath & Beyond, Inc.(1)	14,917	273,429
Best Buy Co., Inc.	21,941	2,344,615
Big 5 Sporting Goods Corp.	3,884	92,167
Boot Barn Holdings, Inc.(1)	4,719	577,322
Buckle, Inc. (The)	9,420	443,117
Burlington Stores, Inc.(1)	4,470	1,310,291
Caleres, Inc.	8,070	190,533
Camping World Holdings, Inc., Class A	704	30,877
CarMax, Inc.(1)	18,529	2,617,221
Carvana Co.(1)	194	54,401
Cato Corp. (The), Class A	1,679	27,620
Chico's FAS, Inc.(1)	1,444	8,274
Children's Place, Inc. (The)(1)	663	57,369
Citi Trends, Inc.(1)	1,443	122,366
Conn's, Inc.(1)	549	12,012
Container Store Group, Inc. (The)(1)	4,628	53,824
Designer Brands, Inc., Class A(1)	1,955	26,744
Dick's Sporting Goods, Inc.(2)	9,728	1,143,624
Five Below, Inc.(1)	3,465	704,920
Floor & Decor Holdings, Inc., Class A(1)	6,031	777,456
Foot Locker, Inc.	17,351	791,900
GameStop Corp., Class A(1)	294	57,686
Gap, Inc. (The)	37,857	625,776
Genesco, Inc.(1)	1,455	91,956
Group 1 Automotive, Inc.	2,959	576,265
Guess?, Inc.	5,707	128,693

Haverty Furniture Cos., Inc.	1,877	56,141
Hibbett, Inc.	4,303	335,419
Home Depot, Inc. (The)	22,780	9,125,896
Kirkland's, Inc.(1)(2)	2,095	45,231
Lithia Motors, Inc.	3,670	1,069,181
Lowe's Cos., Inc.	35,906	8,782,249
Lumber Liquidators Holdings, Inc.(1)	2,757	42,292
MarineMax, Inc.(1)	5,827	310,404
Monro, Inc.	363	20,335
Murphy USA, Inc.	4,164	721,746
O'Reilly Automotive, Inc.(1)	3,355	2,141,027
ODP Corp. (The)(1)	10,090	380,998
Party City Holdco, Inc.(1)	3,637	20,004
Penske Automotive Group, Inc.	5,867	584,471
Rent-A-Center, Inc.	8,149	359,941
RH(1)	946	551,688
Ross Stores, Inc.	27,280	2,975,975
Sally Beauty Holdings, Inc.(1)	4,689	91,858
Shoe Carnival, Inc.	1,326	51,847
Signet Jewelers Ltd.	10,457	1,015,793
Sleep Number Corp.(1)	388	30,955
Sonic Automotive, Inc., Class A	2,082	93,503
Sportsman's Warehouse Holdings, Inc.(1)	3,818	65,021
Tilly's, Inc., Class A	1,364	20,487
TJX Cos., Inc. (The)	60,264	4,182,322
Tractor Supply Co.	12,811	2,886,703
TravelCenters of America, Inc.(1)	802	41,880
Ulta Beauty, Inc.(1)	6,296	2,417,349
Urban Outfitters, Inc.(1)	12,201	386,406
Victoria's Secret & Co.(1)	1,966	106,714
Williams-Sonoma, Inc.	11,543	2,249,038
Zumiez, Inc.(1)	5,912	270,533
		61,055,729
Technology Hardware, Storage and Peripherals — 4.8%
3D Systems Corp.(1)	13,741	313,020
Apple, Inc.	453,235	74,919,746
Contra Zagg, Inc.(1)	2	—
Dell Technologies, Inc., Class C(1)	4,870	275,009
Hewlett Packard Enterprise Co.	27,680	397,208
HP, Inc.	23,999	846,685
NetApp, Inc.	10,538	936,617
Pure Storage, Inc., Class A(1)	2,152	66,647
Seagate Technology Holdings plc	20,205	2,074,447
Stratasys Ltd.(1)	1,151	31,065
Super Micro Computer, Inc.(1)	9,977	413,048
Turtle Beach Corp.(1)	2,111	56,575
Western Digital Corp.(1)	6,008	347,503
Xerox Holdings Corp.	22,224	409,366
		81,086,936
Textiles, Apparel and Luxury Goods — 1.5%
Capri Holdings Ltd.(1)	22,805	1,350,512
Carter's, Inc.	6,199	626,285
Columbia Sportswear Co.	3,265	318,436
Crocs, Inc.(1)	11,862	1,945,605

Deckers Outdoor Corp.(1)	3,955	1,603,357
Fossil Group, Inc.(1)	3,467	41,431
G-III Apparel Group Ltd.(1)	12,981	384,757
Hanesbrands, Inc.	24,979	403,411
Kontoor Brands, Inc.	34	1,833
Levi Strauss & Co., Class A	13,099	334,941
lululemon athletica, Inc.(1)	6,135	2,787,805
Movado Group, Inc.	1,968	88,304
NIKE, Inc., Class B	49,095	8,308,838
Oxford Industries, Inc.	3,999	382,065
PVH Corp.	5,899	629,895
Ralph Lauren Corp.	4,181	485,163
Rocky Brands, Inc.	280	9,948
Skechers USA, Inc., Class A(1)	12,613	566,576
Steven Madden Ltd.	10,813	513,077
Tapestry, Inc.	42,106	1,689,293
Under Armour, Inc., Class A(1)	17,460	411,881
Under Armour, Inc., Class C(1)	5,252	105,408
Unifi, Inc.(1)	1,684	34,303
Vera Bradley, Inc.(1)	320	3,043
VF Corp.	15,388	1,103,781
Vince Holding Corp.(1)	46	465
Wolverine World Wide, Inc.	11,942	371,755
		24,502,168
Thrifts and Mortgage Finance — 0.4%
Axos Financial, Inc.(1)	9,287	525,737
Bridgewater Bancshares, Inc.(1)	882	15,073
Columbia Financial, Inc.(1)	2,651	48,354
Essent Group Ltd.	10,981	456,590
Federal Agricultural Mortgage Corp., Class C	1,262	153,611
Flagstar Bancorp, Inc.	9,526	443,340
FS Bancorp, Inc.	826	26,812
Hingham Institution For Savings (The)	168	65,621
Home Bancorp, Inc.	278	11,242
Kearny Financial Corp.	2,963	37,660
Merchants Bancorp	1,812	82,645
MGIC Investment Corp.	40,160	566,256
Mr. Cooper Group, Inc.(1)	12,648	496,687
New York Community Bancorp, Inc.	38,304	458,882
NMI Holdings, Inc., Class A(1)	15,663	306,995
Northfield Bancorp, Inc.	1,679	28,291
Northwest Bancshares, Inc.	6,735	89,441
OP Bancorp	18	245
PCSB Financial Corp.	153	2,785
PennyMac Financial Services, Inc.	6,575	416,395
Premier Financial Corp.	5,265	154,791
Provident Financial Services, Inc.	6,678	157,200
Radian Group, Inc.	24,505	499,167
Southern Missouri Bancorp, Inc.	727	38,829
Sterling Bancorp, Inc.(1)	3	16
Territorial Bancorp, Inc.	153	3,853
TFS Financial Corp.	1,679	30,222
TrustCo Bank Corp. NY	1,414	46,181
Walker & Dunlop, Inc.	4,895	688,678

Washington Federal, Inc.	11,501	373,667
Waterstone Financial, Inc.	2,066	42,869
Western New England Bancorp, Inc.	90	793
WSFS Financial Corp.	8,267	411,035
		6,679,963
Trading Companies and Distributors — 0.8%
Air Lease Corp.	16,627	674,890
Applied Industrial Technologies, Inc.	5,372	510,555
Boise Cascade Co.	7,735	501,460
DXP Enterprises, Inc.(1)	1,016	28,072
Fastenal Co.	46,558	2,754,837
GATX Corp.	5,020	494,470
Global Industrial Co.	1,507	60,371
GMS, Inc.(1)	2,638	147,385
H&E Equipment Services, Inc.	6,400	269,440
Herc Holdings, Inc.(1)	4,807	819,353
Lawson Products, Inc.(1)	346	16,653
McGrath RentCorp	5,164	399,177
MRC Global, Inc.(1)	7,681	52,845
MSC Industrial Direct Co., Inc., Class A	4,950	389,565
NOW, Inc.(1)	16,431	137,363
Rush Enterprises, Inc., Class A	8,765	446,664
Rush Enterprises, Inc., Class B	100	4,878
SiteOne Landscape Supply, Inc.(1)	4,047	972,737
Textainer Group Holdings Ltd.(1)	10,461	341,761
Titan Machinery, Inc.(1)	1,859	61,793
Triton International Ltd.	10,090	564,737
United Rentals, Inc.(1)	2,427	822,122
Univar Solutions, Inc.(1)	914	23,682
Veritiv Corp.(1)	2,534	319,385
W.W. Grainger, Inc.	4,384	2,110,502
Watsco, Inc.	1,563	457,506
WESCO International, Inc.(1)	183	22,716
		13,404,919
Water Utilities — 0.1%
American States Water Co.	2,209	208,044
American Water Works Co., Inc.	3,755	632,980
Artesian Resources Corp., Class A	269	11,502
California Water Service Group	790	49,778
Essential Utilities, Inc.	8,839	417,819
Global Water Resources, Inc.	7	121
		1,320,244
Wireless Telecommunication Services — 0.2%
Shenandoah Telecommunications Co.	10,238	259,943
T-Mobile US, Inc.(1)	23,741	2,583,258
Telephone and Data Systems, Inc.	18,487	326,850
United States Cellular Corp.(1)	1,452	42,268
		3,212,319
TOTAL COMMON STOCKS (Cost $1,356,438,732)		1,674,090,933
TEMPORARY CASH INVESTMENTS†
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $983,973)	983,973	983,973

TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $1,118,694)	1,118,694	1,118,694
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $1,358,541,399)		1,676,193,600
OTHER ASSETS AND LIABILITIES — 0.1%		1,412,217
TOTAL NET ASSETS — 100.0%		$1,677,605,817

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,431,656. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,574,395, which includes securities collateral of $1,455,701.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.